Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.3% ) Value
Angola (2.9%)
Angola Government International
Bond
$ 14,000,000 8.250%,  5/9/2028 $ 13,237,000
2,000,000 8.000%,  11/26/2029 1,853,920
6,000,000 8.750%,  4/14/2032
a
5,542,020
2,000,000 9.125%,  11/26/2049 1,748,700
1,000,000 9.500%,  11/12/2025 1,042,460
Total 23,424,100
Argentina (1.4%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
b
641,755
15,700,000 1.500%,  7/9/2035
b
4,824,868
17,700,000 3.500%,  7/9/2041
b
6,022,050
Total 11,488,673
Azerbaijan (0.9%)
Azerbaijan Government
International Bond
8,900,000 3.500%,  9/1/2032 7,714,627
Total 7,714,627
Bahrain (2.4%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
a
3,998,720
1,000,000 7.000%,  10/12/2028
a
1,031,618
1,000,000 5.250%,  1/25/2033 882,200
3,000,000 5.625%,  5/18/2034
a
2,655,348
6,000,000 7.500%,  9/20/2047
a
5,570,400
1,000,000 7.500%,  9/20/2047 928,400
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,049,280
Total 19,115,966
Brazil (2.1%)
Brazil Government International
Bond
5,800,000 4.750%,  1/14/2050 4,254,728
3,000,000 2.875%,  6/6/2025 2,852,261
1,000,000 4.500%,  5/30/2029
c
947,289
7,000,000 3.875%,  6/12/2030
c
6,191,577
1,300,000 5.000%,  1/27/2045 1,016,635
2,000,000 5.625%,  2/21/2047 1,659,288
Total 16,921,778
Canada (1.0%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
a
2,654,960
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,c
5,390,524
Total 8,045,484
Chile (3.0%)
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,118,889
8,500,000 3.500%,  1/25/2050 6,392,410
1,200,000 3.125%,  1/21/2026 1,154,277
2,600,000 3.240%,  2/6/2028 2,464,020
Principal
Amount Long-Term Fixed Income (95.3%) Value
Chile (3.0%) - continued
$ 11,850,000 2.550%,  7/27/2033
c
$ 9,650,635
2,000,000 3.500%,  1/31/2034
c
1,768,272
2,000,000 4.340%,  3/7/2042
c
1,770,580
Total 24,319,083
Colombia (3.3%)
Colombia Government International
Bond
2,000,000 2.625%,  3/15/2023 1,992,363
3,375,000 3.875%,  4/25/2027 3,052,967
786,000 3.125%,  4/15/2031 593,847
1,000,000 7.500%,  2/2/2034
d
988,206
2,500,000 7.375%,  9/18/2037 2,421,466
10,500,000 6.125%,  1/18/2041 8,623,982
3,000,000 4.125%,  2/22/2042 1,929,938
4,605,000 5.625%,  2/26/2044 3,503,064
2,000,000 5.000%,  6/15/2045 1,401,533
Ecopetrol SA
2,000,000 8.875%,  1/13/2033 2,051,400
Total 26,558,766
Costa Rica (0.6%)
Costa Rica Government
International Bond
4,900,000 7.000%,  4/4/2044 4,753,000
Total 4,753,000
Dominican Republic (3.7%)
Dominican Republic Government
International Bond
500,000 7.050%,  2/3/2031
a
500,000
1,300,000 6.875%,  1/29/2026
a
1,337,666
1,000,000 5.950%,  1/25/2027
a
996,019
3,000,000 5.500%,  2/22/2029
a
2,822,004
4,500,000 4.875%,  9/23/2032
a
3,830,794
2,500,000 7.450%,  4/30/2044
a
2,433,526
4,900,000 6.850%,  1/27/2045 4,463,016
8,300,000 6.500%,  2/15/2048
a
7,158,024
8,000,000 6.400%,  6/5/2049
a
6,802,520
Total 30,343,569
Ecuador (1.7%)
Ecuador Government International
Bond
6,500,000 5.500%,  7/31/2030
b
4,317,679
18,800,000 2.500%,  7/31/2035
b
9,148,568
Total 13,466,247
Egypt (2.6%)
Egypt Government International
Bond
2,500,000 7.500%,  2/16/2061
a
1,619,200
2,000,000 8.875%,  5/29/2050
a
1,425,992
2,000,000 8.750%,  9/30/2051
a
1,415,600
500,000 8.150%,  11/20/2059
a
338,750
4,300,000 7.600%,  3/1/2029 3,547,810
3,500,000 7.053%,  1/15/2032
a
2,623,600
2,500,000 7.625%,  5/29/2032 1,901,960
3,000,000 8.500%,  1/31/2047 2,111,682
9,000,000 7.903%,  2/21/2048 5,973,840
Total 20,958,434

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
El Salvador (0.5%)
El Salvador Government
International Bond
$ 3,300,000 8.625%,  2/28/2029 $ 1,747,751
5,000,000 7.625%,  2/1/2041 2,350,162
Total 4,097,913
Gabon (0.4%)
Gabon Government International
Bond
3,000,000 6.950%,  6/16/2025 2,907,360
Total 2,907,360
Ghana (0.9%)
Ghana Government International
Bond
2,000,000 6.375%,  2/11/2027
e
756,800
3,000,000 7.750%,  4/7/2029
a,e
1,110,000
5,000,000 8.625%,  4/7/2034
a,e
1,837,500
5,000,000 7.875%,  2/11/2035
a,e
1,834,500
4,000,000 8.875%,  5/7/2042
e
1,440,000
Total 6,978,800
Guatemala (1.7%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
a
970,279
4,590,000 4.500%,  5/3/2026 4,450,725
3,700,000 4.375%,  6/5/2027 3,537,185
4,000,000 5.375%,  4/24/2032 3,907,620
1,000,000 4.650%,  10/7/2041
a
831,412
Total 13,697,221
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 881,198
Total 881,198
Hungary (0.7%)
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
2,952,000
3,000,000 6.250%,  9/22/2032
a
3,101,430
Total 6,053,430
Indonesia (6.0%)
Indonesia Government International
Bond
964,000 3.375%,  4/15/2023
a
960,742
5,000,000 4.125%,  1/15/2025 4,954,931
6,100,000 4.750%,  1/8/2026
a
6,136,681
3,700,000 4.100%,  4/24/2028 3,626,452
3,000,000 4.850%,  1/11/2033 3,027,454
3,400,000 6.625%,  2/17/2037
a
3,901,500
2,000,000 7.750%,  1/17/2038
a
2,470,000
726,000 6.750%,  1/15/2044
a
845,965
4,000,000 5.125%,  1/15/2045
a
3,971,680
1,200,000 5.250%,  1/8/2047
a
1,203,172
1,500,000 4.350%,  1/11/2048 1,336,829
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,560,317
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 774,787
Principal
Amount Long-Term Fixed Income (95.3%) Value
Indonesia (6.0%) - continued
$ 2,000,000 3.375%,  2/5/2030 $ 1,756,360
6,400,000 5.250%,  10/24/2042 5,693,920
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,485,870
1,500,000 4.400%,  6/6/2027
a
1,496,139
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 3,979,970
Total 49,182,769
Italy (0.1%)
Italy Government International
Bond
1,000,000 2.375%,  10/17/2024 946,884
Total 946,884
Ivory Coast (1.8%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 14,629,296
Total 14,629,296
Jersey (1.3%)
Galaxy Pipeline Assets Bidco, Ltd.
4,623,300 2.160%,  3/31/2034 3,989,197
6,500,000 2.625%,  3/31/2036
a
5,308,905
1,933,060 2.940%,  9/30/2040
a
1,579,053
Total 10,877,155
Jordan (0.5%)
Jordan Government International
Bond
4,500,000 5.850%,  7/7/2030 4,142,097
Total 4,142,097
Kazakhstan (0.8%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 4,238,928
KazMunayGas National Company
JSC
1,000,000 3.500%,  4/14/2033 757,548
1,700,000 5.750%,  4/19/2047 1,350,980
Total 6,347,456
Kenya (0.4%)
Kenya Government International
Bond
2,000,000 6.875%,  6/24/2024 1,877,600
1,500,000 8.000%,  5/22/2032 1,303,230
Total 3,180,830
Lebanon (0.1%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
e
637,500
3,000,000 6.600%,  11/27/2026
e
187,500
5,000,000 6.850%,  3/23/2027
e
312,500
Total 1,137,500

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
Luxembourg (0.3%)
EIG Pearl Holdings SARL
$ 2,500,000 3.545%,  8/31/2036
a
$ 2,171,300
Total 2,171,300
Malaysia (1.1%)
Petronas Capital, Ltd.
3,500,000 4.550%,  4/21/2050 3,273,051
6,400,000 3.500%,  4/21/2030 5,984,384
Total 9,257,435
Mexico (7.0%)
America Movil SAB de CV
3,000,000 5.375%,  4/4/2032
a
2,797,500
Comision Federal de Electricidad
2,000,000 3.875%,  7/26/2033
a
1,580,274
Mexico Government International
Bond
4,460,000 4.500%,  1/31/2050 3,599,654
2,000,000 4.400%,  2/12/2052 1,560,064
1,781,000 4.150%,  3/28/2027 1,759,762
885,000 3.750%,  1/11/2028 847,317
2,000,000 5.400%,  2/9/2028 2,053,449
2,000,000 3.500%,  2/12/2034 1,680,723
5,800,000 6.050%,  1/11/2040 5,900,018
2,000,000 4.600%,  2/10/2048 1,642,700
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 10,676,397
3,000,000 8.750%,  6/2/2029 2,921,614
900,000 6.840%,  1/23/2030 783,020
8,200,000 5.950%,  1/28/2031 6,564,457
3,415,000 6.700%,  2/16/2032 2,834,674
9,100,000 6.625%,  6/15/2035 7,143,862
Total Play Telecomunicaciones SA
de CV
3,024,000 7.500%,  11/12/2025
a
2,820,485
Total 57,165,970
Mongolia (0.2%)
Mongolia Government International
Bond
1,700,000 5.125%,  4/7/2026 1,585,250
Total 1,585,250
Morocco (0.1%)
OCP SA
1,500,000 5.125%,  6/23/2051 1,178,430
Total 1,178,430
Mozambique (0.8%)
Mozambique Government
International Bond
8,383,000 5.000%,  9/15/2031
b
6,677,227
Total 6,677,227
Netherlands (0.9%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
a
2,641,466
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
2,703,900
Majapahit Holding BV
2,000,000 7.875%,  6/29/2037 2,299,983
Total 7,645,349
Principal
Amount Long-Term Fixed Income (95.3%) Value
Nigeria (1.6%)
Nigeria Government International
Bond
$ 12,100,000 7.875%,  2/16/2032 $ 9,105,250
1,000,000 7.375%,  9/28/2033
a
712,500
5,000,000 7.696%,  2/23/2038 3,462,500
Total 13,280,250
Oman (3.6%)
Oman Government International
Bond
4,000,000 4.875%,  2/1/2025 3,954,760
5,000,000 4.750%,  6/15/2026
a
4,903,150
4,000,000 5.625%,  1/17/2028
a
4,024,400
6,500,000 7.375%,  10/28/2032
a
7,245,108
9,500,000 6.750%,  1/17/2048
a
9,360,065
Total 29,487,483
Pakistan (0.5%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
a
860,000
4,500,000 6.875%,  12/5/2027 1,890,000
3,000,000 7.375%,  4/8/2031
a
1,247,400
Total 3,997,400
Panama (2.5%)
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,660,246
Panama Bonos del Tesoro
8,000,000 3.362%,  6/30/2031 6,685,120
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,756,257
3,000,000 3.750%,  3/16/2025 2,910,427
5,079,000 6.700%,  1/26/2036 5,482,807
Total 20,494,857
Paraguay (1.3%)
Paraguay Government International
Bond
6,300,000 5.400%,  3/30/2050 5,614,158
3,500,000 4.700%,  3/27/2027 3,450,581
2,000,000 5.600%,  3/13/2048 1,808,762
Total 10,873,501
Peru (2.9%)
Fondo Mivivienda SA
3,000,000 4.625%,  4/12/2027
a,c
2,912,663
Peru Government International
Bond
11,000,000 2.783%,  1/23/2031 9,310,751
2,100,000 8.750%,  11/21/2033 2,607,155
2,000,000 3.000%,  1/15/2034 1,623,419
6,000,000 3.300%,  3/11/2041 4,511,707
Petroleos del Peru SA
4,500,000 5.625%,  6/19/2047
a
3,002,130
Total 23,967,825
Philippines (1.9%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 2,974,499

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
Philippines (1.9%) - continued
$ 3,000,000 3.750%,  1/14/2029 $ 2,880,000
5,025,000 7.750%,  1/14/2031 6,035,897
1,625,000 6.375%,  10/23/2034 1,844,375
2,420,000 3.950%,  1/20/2040 2,117,947
Total 15,852,718
Qatar (3.7%)
Qatar Government International
Bond
4,800,000 4.400%,  4/16/2050
a
4,531,824
3,000,000 3.875%,  4/23/2023
a
2,989,356
6,000,000 3.375%,  3/14/2024
a
5,900,040
3,000,000 3.250%,  6/2/2026
a
2,917,104
1,000,000 3.750%,  4/16/2030
a
980,004
2,000,000 5.750%,  1/20/2042
a
2,242,500
8,000,000 4.817%,  3/14/2049
a
7,980,000
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,374,170
Total 29,914,998
Romania (2.2%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 2,168,890
6,000,000 5.250%,  11/25/2027
a,c
5,896,800
1,000,000 6.625%,  2/17/2028
a
1,035,500
5,000,000 3.000%,  2/14/2031 4,110,350
3,500,000 3.625%,  3/27/2032
a
2,941,645
2,000,000 7.125%,  1/17/2033
a
2,110,000
Total 18,263,185
Saudi Arabia (4.7%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 8,389,052
3,000,000 2.875%,  3/4/2023
a
2,991,150
6,300,000 3.250%,  10/26/2026
a
6,055,799
4,000,000 3.625%,  3/4/2028
a
3,868,800
2,300,000 4.375%,  4/16/2029
a
2,300,414
1,000,000 5.500%,  10/25/2032
a
1,071,300
7,000,000 2.250%,  2/2/2033
a
5,725,720
2,500,000 4.875%,  7/18/2033
a
2,543,750
1,500,000 4.500%,  10/26/2046 1,342,254
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
3,809,826
Total 38,098,065
Senegal (0.9%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,415,085
3,700,000 6.250%,  5/23/2033 3,190,880
Total 7,605,965
Serbia And Montenegr (0.3%)
Serbia Government International
Bond
1,000,000 6.250%,  5/26/2028
a
1,015,000
1,000,000 6.500%,  9/26/2033
a
1,001,900
Total 2,016,900
Principal
Amount Long-Term Fixed Income (95.3%) Value
South Africa (2.8%)
Eskom Holdings SOC, Ltd.
$ 2,000,000 6.750%,  8/6/2023 $ 1,964,840
1,000,000 7.125%,  2/11/2025 957,600
6,000,000 6.350%,  8/10/2028
a
5,728,440
2,000,000 8.450%,  8/10/2028 1,916,468
South Africa Government
International Bond
2,000,000 4.665%,  1/17/2024 1,972,960
1,000,000 5.875%,  4/20/2032 927,500
3,500,000 6.250%,  3/8/2041 3,085,138
2,000,000 5.375%,  7/24/2044 1,552,500
6,100,000 5.650%,  9/27/2047 4,652,043
Total 22,757,489
Sri Lanka (0.5%)
Sri Lanka Government International
Bond
4,000,000 6.825%,  7/18/2026
e
1,377,263
5,000,000 6.200%,  5/11/2027
e
1,694,612
1,000,000 6.750%,  4/18/2028
e
338,650
2,000,000 7.550%,  3/28/2030
e
677,385
Total 4,087,910
Trinidad and Tobago (0.9%)
Heritage Petroleum Company, Ltd.
2,000,000 9.000%,  8/12/2029
a
2,090,200
Telecommunications Services of
Trinidad and Tobago, Ltd.
5,500,000 8.875%,  10/18/2029
a
4,829,000
Total 6,919,200
Turkey (3.1%)
Turkey Government International
Bond
2,000,000 5.750%,  3/22/2024
c
1,961,160
4,000,000 6.375%,  10/14/2025 3,803,240
4,000,000 9.875%,  1/15/2028 4,100,000
1,000,000 6.125%,  10/24/2028 878,696
2,000,000 9.375%,  1/19/2033 1,958,608
3,500,000 6.500%,  9/20/2033 2,857,750
2,639,000 6.875%,  3/17/2036 2,170,578
4,435,000 6.750%,  5/30/2040 3,500,137
2,000,000 6.000%,  1/14/2041 1,434,760
1,800,000 5.750%,  5/11/2047 1,201,057
Turkiye Ihracat Kredi Bankasi AS
1,500,000 9.375%,  1/31/2026
a
1,497,900
Total 25,363,886
Ukraine (0.5%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
a,e
536,040
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2026
e
436,640
3,000,000 7.750%,  9/1/2028
e
654,084
1,900,000 9.750%,  11/1/2030
e
409,982
2,000,000 6.876%,  5/21/2031
e
397,252
7,500,000 7.375%,  9/25/2034
e
1,483,020
Total 3,917,018

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.3%) Value
United Arab Emirates (3.0%)
Abu Dhabi Government
International Bond
$ 2,500,000 3.875%,  4/16/2050
a
$ 2,144,140
3,000,000 3.000%,  9/15/2051
a
2,197,500
3,000,000 3.125%,  5/3/2026
a
2,908,284
8,500,000 2.500%,  9/30/2029
a
7,712,985
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
a
3,943,800
MDGH GMTN RSC, Ltd.
2,000,000 5.500%,  4/28/2033
a
2,136,112
UAE International Government
Bond
3,000,000 4.050%,  7/7/2032
a
2,971,416
Total 24,014,237
United Kingdom (0.1%)
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
800,600
Total 800,600
Uruguay (2.1%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,969,399
2,000,000 5.100%,  6/18/2050 2,017,840
11,840,312 4.375%,  1/23/2031
c
11,805,347
Total 16,792,586
Uzbekistan (0.7%)
Uzbekistan Government
International Bond
5,000,000 3.900%,  10/19/2031
a
4,097,620
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,677,600
Total 5,775,220
Vietnam (1.0%)
Vietnam Government International
Bond
7,900,000 4.800%,  11/19/2024 7,781,500
Total 7,781,500
Virgin Islands, British (3.2%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 4,854,150
Sinopec Group Overseas
Development 2018, Ltd.
7,700,000 2.300%,  1/8/2031 6,653,621
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 11,764,172
3,000,000 3.500%,  5/4/2027 2,911,426
Total 26,183,369
Total Long-Term Fixed Income
(cost $917,729,435) 776,096,759
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
6,336,638 Thrivent Cash Management Trust $ 6,336,638
Total Collateral Held for
Securities Loaned
(cost $6,336,638) 6,336,638
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
49,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 4,307,590
Total 4,307,590
Total Registered Investment
Companies (cost $4,346,333) 4,307,590
Shares Short-Term Investments ( 3.1% )
Thrivent Core Short-Term Reserve
Fund
2,550,522 4.830% 25,505,224
Total Short-Term Investments
(cost $25,505,225) 25,505,224
Total Investments (cost
$953,917,631) 99.7% $812,246,211
Other Assets and Liabilities,
Net 0.3% 2,124,389
Total Net Assets 100.0% $814,370,600
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $270,340,939 or
33.2% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2023.
c All or a portion of the security is on loan.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Defaulted security.  Interest is not being accrued.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of January 31, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 6,108,878
Total lending $6,108,878
Gross amount payable upon return of
collateral for securities loaned $6,336,638
Net amounts due to counterparty $227,760
Definitions:
ETF - Exchange Traded Fund

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 13,150,885 – 13,150,885 –
Energy 75,144,086 – 75,144,086 –
Financials 5,933,995 – 5,933,995 –
Foreign Government 658,773,666 – 658,773,666 –
Transportation 1,660,246 – 1,660,246 –
Utilities 21,433,881 – 21,433,881 –
Registered Investment Companies
Unaffiliated 4,307,590 4,307,590 – –
Subtotal Investments in Securities $780,404,349 $ 4,307,590 $776,096,759 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,505,224
Collateral Held for Securities Loaned 6,336,638
Subtotal Other Investments $31,841,862
Total Investments at Value $812,246,211
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $19,291 $53,007 $ 46,793 $25,505 2,551 3.1%
Total Affiliated Short-Term Investments 19,291 25,505 3.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,503 39,720 46,886 6,337 6,337 0.8
Total Collateral Held for Securities Loaned 13,503 6,337 0.8
Total Value $32,794 $31,842
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $221
Total Income/Non Income Cash from Affiliated
Investments $221
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 26
Total Affiliated Income from Securities Loaned, Net $26
Total Value $– $– $ –

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Bermuda (0.1%)
506,000 Alibaba Health Information
Technology, Ltd.
a
$ 451,916
179,000 Road King Infrastructure, Ltd. 88,967
812,200 Shanghai Industrial Urban
Development Group, Ltd. 62,205
192,000 Yuexiu Transport Infrastructure, Ltd. 113,617
Total 716,705
Brazil (6.0%)
6,500 Alupar Investimento SA 36,583
140,600 Ambev SA 378,900
267,000 B3 SA - Brasil Bolsa Balcao 682,188
118,878 Banco Bradesco SA ADR 331,670
252,700 Banco BTG Pactual SA 1,075,255
21,700 Banco do Brasil SA 174,539
312,000 BB Seguridade Participacoes SA 2,327,569
276,092 Centrais Eletricas Brasileiras SA
ADR 2,222,541
107,742 Cia de Saneamento Basico do
Estado de Sao Paulo ADR 1,186,239
17,011 Cia Paranaense de Energia ADR 127,412
283,274 Companhia Siderurgica Nacional
SA ADR
b
1,042,448
265,500 ENGIE Brasil Energia SA 2,066,970
247,433 Gerdau SA ADR 1,608,315
574,400 Hapvida Participacoes e
Investimentos SA
a,c
587,266
215,900 Hypera SA 1,985,771
195,589 Itau Unibanco Holding SA ADR 974,033
66,500 Localiza Rent a Car SA 775,787
436,800 Petroleo Brasileiro SA 2,252,709
240,757 Petroleo Brasileiro SA ADR 2,792,781
186,400 Telefonica Brasil SA 1,530,108
112,037 Telefonica Brasil SA ADR
b
910,861
265,025 Vale SA ADR 4,950,667
Total 30,020,612
Cayman Islands (15.6%)
68,800 ANTA Sports Products, Ltd. 1,043,601
30,987 Baidu.com, Inc. ADR
a
4,173,329
461,300 Chailease Holding Company, Ltd. 3,476,421
945,500 China Hongqiao Group, Ltd. 1,099,734
375,000 China Overseas Property Holdings,
Ltd. 490,511
172,000 China Resources Land, Ltd. 824,320
47,030 China Resources Microelectronics,
Ltd. 383,680
126,000 China Yuhua Education
Corporation, Ltd.
*,a,d
17,653
433,600 Chow Tai Fook Jewellery Group,
Ltd. 928,191
666,000 Consun Pharmaceutical Group,
Ltd. 351,412
36,000 Country Garden Services Holdings
Company, Ltd. 97,325
12,246 Daqo New Energy Corporation
ADR
a
557,315
716,000 Geely Automobile Holdings, Ltd. 1,161,567
121,000 Greentown China Holdings, Ltd. 178,399
582,000 Greentown Service Group
Company, Ltd. 424,893
190,000 Haidilao International Holding,
Ltd.
a,c
518,076
23,267 Hello Group, Inc. ADR 238,487
15,804 Huazhu Group, Ltd. ADR 750,374
Shares Common Stock (98.3%) Value
Cayman Islands (15.6%) - continued
61,465 iQIYI, Inc. ADR
a
$ 411,816
13,650 JD Health International, Inc.
a,c
113,354
159,898 JD.com, Inc. 4,747,912
5,747 JOYY, Inc. ADR 205,053
64,402 KE Holdings, Inc. ADR
a
1,181,133
102,500 Kuaishou Technology
a,c
901,879
41,800 Li Auto, Inc
a
511,475
94,500 Li Ning Company, Ltd. 934,195
229,500 Longfor Group Holdings, Ltd.
c
758,294
294,500 Meituan
a,c
6,583,806
45,920 Meituan, Bonus Shares
a,d
975,253
91,500 NetDragon Websoft Holdings, Ltd. 212,539
33,763 NetEase, Inc. ADR 2,991,739
130,004 NIO, Inc. ADR
a
1,569,148
45,032 Pinduoduo, Inc. ADR
a
4,412,235
4,912,000 Shui On Land, Ltd. 665,290
6,000 Silergy Corporation 122,097
78,500 Sunny Optical Technology (Group)
Company, Ltd. 1,059,525
19,000 Super Hi International Holding,
Ltd.
a
36,395
462,300 Tencent Holdings, Ltd. 22,527,379
200,995 Tencent Music Entertainment Group
ADR
a
1,686,348
41,028 Trip.com Group, Ltd. ADR
a
1,508,189
99,000 Want Want China Holdings, Ltd. 64,479
298,000 WuXi Biologics (Cayman), Inc.
a,c
2,488,422
692,400 Xiaomi Corporation
a,c
1,145,402
144,000 Xinyi Solar Holdings, Ltd. 187,339
198,000 Yadea Group Holdings, Ltd.
c
451,412
488,000 Zhen Ding Technology Holding,
Ltd. 1,802,006
58,500 Zhongsheng Group Holdings, Ltd. 331,004
Total 77,300,406
Chile (0.7%)
13,592 Banco de Credito e Inversiones SA 409,729
218,911 Cencosud SA 393,193
4,473,946 Colbun SA 520,641
125,416 Embotelladora Andina SA 311,116
64,304 Empresas CMPC SA 110,572
72,401 Empresas Copec SA 546,085
173,616 S.A.C.I. Falabella 403,632
6,451 Sociedad Quimica y Minera de
Chile SA ADR 629,230
Total 3,324,198
China (17.7%)
14,704 3peak, Inc. 633,306
4,311,100 Agricultural Bank of China, Ltd. 1,858,065
126,600 Aier Eye Hospital Group Company,
Ltd. 618,342
135,938 Alibaba Group Holding, Ltd. ADR
a
14,980,368
68,602 Amlogic (Shanghai) Company, Ltd.
a
790,575
1,823 Autohome, Inc. ADR 63,550
6,773,200 Bank of China, Ltd., Class A 3,230,677
8,807,000 Bank of China, Ltd., Class H 3,352,515
3,022,700 Bank of Communications
Company, Ltd. 2,172,277
2,759,613 Baoshan Iron & Steel Company,
Ltd. 2,529,551
132,000 Beijing North Star Company, Ltd. 15,650
46,800 Beijing Tongrentang Company, Ltd. 327,363
25,067 Bloomage Biotechnology
Corporation, Ltd. 463,790

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
China (17.7%) - continued
15,682 BYD Company, Ltd., Class A $ 669,854
101,500 BYD Company, Ltd., Class H 3,214,257
4,935,000 CGN Power Company, Ltd.
c
1,153,108
1,162 Changzhou Xingyu Automotive
Lighting Systems 23,346
4,237,000 China Cinda Asset Management
Company, Ltd. 601,563
208,000 China Coal Energy Company, Ltd. 166,915
745,000 China Construction Bank
Corporation 482,232
1,441,500 China Galaxy Securities Company,
Ltd. 777,046
5,200 China International Travel Service
Corporation, Ltd. 164,651
310,920 China Life Insurance Company,
Ltd. 572,333
165,000 China Merchants Bank Company,
Ltd., Class H 1,070,211
535,100 China Merchants Securities
Company, Ltd. 1,134,787
610,600 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 1,344,866
57,300 China National Nuclear Power
Company, Ltd. 51,349
1,103,000 China Petroleum & Chemical
Corporation 595,587
90,500 China Railway Group, Ltd. 76,524
3,149,000 China Railway Group, Ltd. 1,717,887
462,500 China Shenhua Energy Company,
Ltd., Class H 1,439,587
328,500 China State Construction
Engineering Corporation, Ltd. 269,962
22,000 China Tourism Group Duty Free
Corporation, Ltd.
a,c
674,092
130,800 China Vanke Company, Ltd. Class
A 354,716
53,700 China Vanke Company, Ltd., Class
H 108,555
341,408 China Yangtze Power Company,
Ltd. 1,051,537
256,900 CITIC Securities Company, Ltd.,
Class A 817,698
1,927,300 Daqin Railway Company, Ltd. 1,913,478
115,432 Fuyao Glass Industry Group
Company, Ltd., Class A 668,945
390,400 Fuyao Glass Industry Group
Company, Ltd., Class H
c
1,921,376
81,300 Gemdale Corporation 119,072
381,000 GF Securities Company, Ltd., Class
H 623,914
97,900 Great Wall Motor Company, Ltd.,
Class A 451,336
562,500 Great Wall Motor Company, Ltd.,
Class H 794,223
1,922,360 Greenland Holdings Corporation,
Ltd.
a
892,833
184,000 Guangzhou Automobile Group
Company, Ltd. 132,375
324,533 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 1,456,925
113,200 Guangzhou Shiyuan Electronic
Technology Company Ltd. 1,058,091
202,000 Guotai Junan Securities Company,
Ltd. 427,947
123,600 Haier Smart Home Company, Ltd.,
Class H 455,852
Shares Common Stock (98.3%) Value
China (17.7%) - continued
292,800 Haitong Securities Company, Ltd.,
Class H $ 201,981
7,900 Hangzhou Lion Electronics
Company, Ltd. 54,713
157,358 Hundsun Technologies, Inc. 1,103,379
7,400 Industrial and Commercial Bank of
China, Ltd., Class A 4,736
1,111,000 Industrial and Commercial Bank of
China, Ltd., Class H 594,295
8,000 Jiangsu Hengrui Medicine
Company, Ltd. 50,114
10,200 Jiangsu Yangnong Chemical
Company, Ltd. 167,033
208,000 Jiangxi Copper Company, Ltd. 358,187
2,201,200 Jinke Property Group Company,
Ltd.
a
646,627
12,100 Kweichow Moutai Company, Ltd. 3,317,459
196,860 LONGi Green Energy Technology
Company, Ltd. 1,411,179
144,270 Luxshare Precision Industry
Company, Ltd. 698,664
80,800 Nongfu Spring Company, Ltd.
c
457,393
27,900 Ovctek China, Inc. 153,562
2,874,000 People's Insurance Company
(Group) of China, Ltd. 968,897
383,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 2,978,914
98,800 Poly Developments and Holdings
Group Company, Ltd. 230,224
9,200 Proya Cosmetics Company, Ltd. 225,142
176,900 Rongsheng Petrochemical
Company, Ltd. 347,754
34,300 Seazen Holdings Company, Ltd.
a
108,475
159,030 Shanghai Baosight Software
Company, Ltd. 1,179,949
47,648 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 71,776
19,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 52,623
786,098 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 922,126
1,999,500 Shenwan Hongyuan Group
Company, Ltd. 1,231,296
45,300 Shenzhen Inovance Technology
Company, Ltd. 479,335
12,000 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 593,283
1,238,700 Shenzhen Overseas Chinese Town
Company, Ltd. 987,113
15,600 Shenzhen S.C New Energy
Technology Corporation 285,775
69,300 Shenzhou International Group
Holdings, Ltd. 872,738
27,300 Sichuan Kelun Pharmaceutical
Company, Ltd. 110,009
562,000 Tong Ren Tang Technologies
Company, Ltd. 423,042
92,000 Tsingtao Brewery Company, Ltd. 888,245
81,358 Vipshop Holdings, Ltd. ADR
a
1,258,608
122,900 Wanhua Chemical Group
Company, Ltd. 1,763,239
104,700 Wens Foodstuff Group Company,
Ltd. 312,762
94,500 Wuhan Guide Infrared Company,
Ltd. 165,217

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
China (17.7%) - continued
20,100 Xiamen Faratronic Company, Ltd. $ 535,177
699,000 Zhejiang Century Huatong Group
Company, Ltd.
a
412,062
36,320 Zhejiang Jingsheng Electrical
Company, Ltd. 371,486
111,960 Zhejiang NHU Company, Ltd. 323,408
55,700 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 48,076
Total 87,851,132
Colombia (<0.1%)
8,687 Bancolombia SA 77,883
Total 77,883
Cyprus (<0.1%)
71,245 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (0.4%)
16,286 CEZ AS 661,241
32,312 Komercni Banka AS 1,090,576
285 Philip Morris CR 218,843
Total 1,970,660
Egypt (0.2%)
574,828 Commercial International Bank
Egypt SAE GDR 932,236
Total 932,236
Greece (0.4%)
62,275 Eurobank Ergasias Services and
Holdings SA
a
84,499
6,247 GEK Terna Holding Real Estate
Construction SA 84,839
27,233 Hellenic Telecommnications
Organization SA 429,306
14,435 JUMBO SA 259,218
1,404 Motor Oil (Hellas) Diilistiria
Korinthou AE 34,311
29,996 Mytilineos SA 775,995
72,243 National Bank of Greece SA
a
343,490
Total 2,011,658
Hong Kong (0.5%)
266,000 China Merchants Holdings
International Company, Ltd. 372,885
61,500 China Overseas Land &
Investment, Ltd. 166,067
100,000 China Resources Beer (Holdings)
Company, Ltd. 752,828
891,440 CSPC Pharmaceutical Group, Ltd. 1,016,423
Total 2,308,203
Hungary (0.1%)
15,249 OTP Bank Nyrt 459,475
4,849 Richter Gedeon Nyrt 109,497
Total 568,972
India (14.5%)
9,824 ABB India, Ltd. 341,885
292,916 Adani Ports and Special Economic
Zone, Ltd. 2,200,207
3,689 Affle India, Ltd.
a
50,163
Shares Common Stock (98.3%) Value
India (14.5%) - continued
157,714 Asian Paints, Ltd. $ 5,266,773
24,519 Bajaj Finance, Ltd. 1,772,440
83,730 Bajaj Finserv, Ltd. 1,380,625
38,835 Britannia Industries, Ltd. 2,052,447
332,341 Cipla, Ltd. 4,142,880
378,742 Coal India, Ltd. 1,045,454
48,415 Coromandel International, Ltd. 530,855
6,116 CRISIL, Ltd. 235,603
28,952 Cummins India, Ltd. 509,617
8,169 Dabur India, Ltd. 55,778
12,387 Dr. Reddy's Laboratories, Ltd. ADR 666,421
128,627 HCL Technologies, Ltd. 1,773,715
12,103 Hindustan Unilever, Ltd. 381,854
124,670 ICICI Bank, Ltd. ADR 2,596,876
451,189 Infosys, Ltd. ADR 8,482,353
325,465 ITC, Ltd. 1,404,584
91,430 Kotak Mahindra Bank, Ltd. 1,941,177
65,094 Larsen & Toubro, Ltd. 1,694,553
35,977 LTIMindtree, Ltd.
c
1,933,608
2,464 Maruti Suzuki India, Ltd. 268,605
1,794 Mphasis, Ltd. 45,777
159,789 NTPC, Ltd. 334,673
3,845 Page Industries, Ltd. 1,884,491
17,174 Persistent Systems, Ltd. 990,727
3,166 Phoenix Mills, Ltd. 53,078
67,639 PI Industries, Ltd. 2,483,899
60,878 Pidilite Industries, Ltd. 1,698,385
202,487 Power Grid Corporation of India,
Ltd. 537,349
335,217 Reliance Industries, Ltd. 9,670,142
92,974 SBI Cards and Payment Services,
Ltd. 823,406
51,747 SBI Life Insurance Company, Ltd.
c
772,510
27,748 Schaeffler India, Ltd. 915,874
25,425 Siemens, Ltd. 911,207
870 SKF India, Ltd. 46,775
7,306 Solar Industries India, Ltd. 358,254
21,290 SRF, Ltd. 569,985
28,739 Sun Pharmaceutical Industries, Ltd. 363,877
112,892 Tata Consultancy Services, Ltd. 4,659,468
44,870 Tata Elxsi, Ltd. 3,659,185
4,714 Tech Mahindra, Ltd. 58,861
7,394 Thermax, Ltd. 174,252
1,416 Titan Company, Ltd. 41,300
24,632 Trent, Ltd. 361,243
Total 72,143,191
Indonesia (2.3%)
3,437,600 Astra International Tbk PT 1,381,063
11,691,200 Bank Central Asia Tbk PT 6,634,863
2,426,100 Bank Mandiri Persero Tbk PT 1,616,598
5,555,900 Bank Rakyat Indonesia Persero
Tbk PT 1,703,816
712 Telekomunikasi Indonesia Persero
Tbk PT ADR 18,527
Total 11,354,867
Kuwait (1.6%)
350,579 Boubyan Bank KSCP 901,446
268,737 Gulf Bank KSCP 276,109
119,894 HumanSoft Holding Company
KSCP 1,334,403
778,215 Kuwait Finance House KSCP 2,139,884
62,723 Kuwait International Bank KSCP 41,826

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
Kuwait (1.6%) - continued
266,020 Mobile Telecommunications
Company KSCP $ 483,907
601,007 National Bank of Kuwait KSC 2,163,491
658,884 National Industries Group Holding 462,326
Total 7,803,392
Luxembourg (0.4%)
254,154 Allegro.eu SA
a,c
1,769,052
Total 1,769,052
Malaysia (1.3%)
29,100 AEON Credit Service (M) Berhad 86,210
886,600 Hong Leong Bank Berhad 4,271,100
597,700 Mah Sing Group Berhad 84,986
747,600 PETRONAS Chemicals Group
Berhad 1,467,121
9,000 Petronas Dagangan BHD 45,994
229,100 Public Bank Berhad 228,050
57,200 QL Resources Berhad 78,712
376,342 Sports Toto BHD 142,207
92,600 Ta Ann Holdings Berhad 74,023
Total 6,478,403
Mexico (1.8%)
73,939 America Movil SAB de CV ADR 1,547,543
249,600 Arca Continental SAB de CV 2,201,671
67,000 Grupo Financiero Banorte SAB de
CV ADR 555,057
406,200 Grupo Mexico, SAB de CV 1,806,604
72,736 Grupo Televisa SAB ADR 447,327
603,500 Megacable Holdings SAB de CV 1,897,625
58,200 Orbia Advance Corporation SAB
de CV 115,964
54,800 Wal-Mart de Mexico, SAB de CV 214,043
Total 8,785,834
Poland (1.0%)
91,972 Asseco Poland SA 1,618,592
52,239 Cyfrowy Polsat SA 221,817
70,416 Jastrzebska Spolka Weglowa SA
a
1,099,498
149,063 Polski Koncern Naftowy Orlen SA 2,238,871
Total 5,178,778
Russian Federation (<0.1%)
647,134 Gazprom PJSC ADR
a,d
65
23,359 LUKOIL PJSC
d
0
23,091 Mechel PJSC ADR
a,b,d
2
56,865 MMC Norilsk Nickel PJSC ADR
a,d
6
1,696 Novatek PJSC GDR
a,d,e
0
652 PAO Transneft
d
0
2,615 Polyus PJSC
a,d
0
1,260,120 Sberbank of Russia PJSC
a,d
2
67,230 Sovcomflot OAO
a,d
0
2,930,700 Surgutneftegas PJSC
d
4
257,974 Surgutneftegas PJSC ADR
a,d
26
Total 105
Saudi Arabia (4.6%)
239,096 Al Rajhi Bank 5,248,460
312,294 Alinma Bank 2,751,322
17,854 Arab National Bank 131,995
24,913 Bank Albilad 299,168
4,446 BinDawood Holding Company 71,761
Shares Common Stock (98.3%) Value
Saudi Arabia (4.6%) - continued
18,636 Dr. Sulaiman Al Habib Medical
Services Group Company $ 1,164,805
13,164 Eastern Province Cement Company 154,028
23,570 Jarir Marketing Company 947,385
6,203 Mouwasat Medical Services
Company 341,500
327,304 National Commercial Bank 4,143,533
145,232 Rabigh Refining & Petrochemical
Company
a
434,699
338,948 Riyad Bank 2,795,777
116,454 Saudi Arabian Mining Company
a
2,304,315
43,112 Saudi Arabian Oil Company
c
380,355
10,835 Saudi Basic Industries Corporation 268,877
7,885 Saudi Electricity Company 48,587
99,945 Saudi Telecom Company 986,377
45,281 Yanbu National Petrochemical
Company 536,580
Total 23,009,524
Singapore (<0.1%)
10,312 China Yuchai International, Ltd. 94,252
Total 94,252
South Africa (2.7%)
151,463 Absa Group, Ltd. 1,740,660
198,852 AECI, Ltd. 999,860
70,783 African Rainbow Minerals, Ltd. 1,154,292
208,767 DataTec, Ltd. 408,907
89,933 Discovery, Ltd.
a
715,340
78,987 Exxaro Resources, Ltd. 991,275
195,540 FirstRand, Ltd. 726,548
90,749 Gold Fields, Ltd. ADR 1,038,168
5,495 Investec, Ltd. 34,937
20,854 Kumba Iron Ore, Ltd. 638,551
1,019,455 Momentum Metropolitan Holdings 1,112,036
8,823 Motus Holdings, Ltd. 62,491
11,989 Naspers, Ltd. 2,317,941
55,420 Sasol, Ltd. 1,006,806
63,221 Sibanye Stillwater, Ltd. 167,109
39,155 Standard Bank Group 390,678
34,479 Super Group, Ltd. 54,733
Total 13,560,332
South Korea (10.1%)
7,807 Alteogen, Inc.
a
235,235
2,387 Celltrion, Inc. 315,039
95 Celltrion, Inc., Bonus Shares
a,d
11,912
18,535 Cheil Worldwide, Inc. 331,234
1,844 Chongkundang Holdings
Corporation 82,688
2,875 Dongwha Enterprise Company,
Ltd.
a
125,383
4,514 Echo Marketing, Inc. 50,779
18,230 Green Cross Holdings Corporation 251,303
123,808 GS Holdings Corporation 4,448,772
3,074 HD Hyundai Company, Ltd. 152,807
8,873 Huons Global Company, Ltd. 154,971
940 Hyundai Glovis Company, Ltd. 127,212
3,617 Hyundai Motor Company 493,075
26,943 JYP Entertainment Corporation
a
1,597,258
15,793 Kakao Corporation 794,977
137,226 Kangwon Land, Inc.
a
2,629,510
41,532 Kia Corporation 2,262,744
3,329 Korea Zinc Company, Ltd. 1,466,208
6,458 Krafton, Inc.
a
948,488

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
South Korea (10.1%) - continued
3,201 KT&G Corporation $ 240,112
1,192 LG Chem, Ltd. 672,769
8,591 LG Corporation 578,554
2,807 LG Energy Solution
a
1,193,959
46,542 Lotte Shopping Company, Ltd. 3,566,794
4,978 LS Corporation 286,141
2,544 MedPacto, Inc.
a
43,585
5,599 NAVER Corporation 930,138
4,129 NCSoft Corporation 1,528,272
1,466 NEXTIN, Inc. 59,747
9,245 Pearl Abyss Corporation
a
342,659
22,971 PharmaResearch Company, Ltd. 1,449,122
2,868 POSCO Chemical Company, Ltd. 525,703
7,855 Samsung Biologics Company,
Ltd.
a,c
5,071,819
4,849 Samsung C&T Corporation 468,324
272,952 Samsung Electronics Company,
Ltd. 13,595,808
4,024 Samsung SDI Company, Ltd. 2,255,059
5,871 SK Hynix, Inc. 424,731
2,779 SM Entertainment Company, Ltd.
a
199,914
5,516 S-Oil Corporation 397,914
209 Taekwang Industrial Corporation,
Ltd.
a
126,166
Total 50,436,885
Taiwan (12.5%)
947,000 Asia Cement Corporation 1,334,129
1,407,000 Capital Securities Corporation 546,070
117,500 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 309,590
284,000 Cheng Shin Rubber Industry
Company, Ltd. 327,720
25,000 Chicony Power Technology
Company, Ltd. 64,378
101,000 China Steel Chemical Corporation 363,214
38,000 Delta Electronics, Inc. 368,504
34,000 E Ink Holdings, Inc. 197,294
365,000 Far Eastern New Century
Corporation 398,921
484,000 Feng Hsin Steel Company, Ltd. 1,116,552
67,000 FLEXium Interconnect, Inc. 224,472
341,000 Formosa Plastics Corporation 1,016,476
42,000 Fusheng Precision Company, Ltd. 311,069
11,000 Global Unichip Corporation 290,328
32,000 Globalwafers Company, Ltd. 561,442
113,000 Goldsun Building Materials
Company, Ltd. 97,050
46,000 Hotai Motor Company, Ltd. 1,009,936
634,000 Hua Nan Financial Holdings
Company, Ltd. 482,361
78,000 International Games System
Company, Ltd. 1,290,426
8,000 Largan Precision Company, Ltd. 570,891
22,000 Lotes Company, Ltd. 559,262
30,000 Makalot Industrial Company, Ltd. 219,019
50,000 MediaTek, Inc. 1,208,049
7,000 Momo.com, Inc. 186,281
2,134,000 Nan Ya Plastics Corporation 5,370,487
32,000 Novatek Microelectronics
Corporation 381,052
19,000 Poya International Company, Ltd. 330,008
236,000 Radiant Opto-Electronics
Corporation 809,009
137,000 Sanyang Motor Company, Ltd. 160,378
Shares Common Stock (98.3%) Value
Taiwan (12.5%) - continued
169,000 Shanghai Commercial & Savings
Bank, Ltd. $ 262,650
182,000 Systex Corporation 451,083
89,056 Taichung Commercial Bank
Company, Ltd. 38,966
5,000 TaiDoc Technology Corporation 29,992
129,000 Taiwan Fertilizer Company, Ltd. 240,510
1,867,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 32,946,570
399,000 Topco Scientific Company, Ltd. 2,257,190
138,000 TTY Biopharm Company, Ltd. 357,540
1,178,000 United Microelectronics
Corporation 1,927,733
52,000 Voltronic Power Technology
Corporation 2,631,423
73,000 YFY, Inc. 62,955
1,316,950 Yuanta Financial Holding Company,
Ltd. 990,290
Total 62,301,270
Thailand (2.2%)
766,800 Airports of Thailand Public
Company, Ltd. NVDR
a
1,729,220
539,800 AP (Thailand) Public Company, Ltd.
NVDR 195,142
140,300 Bumrungrad Hospital Public
Company, Ltd. 924,645
348,200 Central Pattana pcl NVDR 754,657
61,100 Delta Electronics Public Company,
Ltd. NVDR 1,678,661
299,600 Energy Absolute Public Company,
Ltd. NVDR 787,626
1,772,300 Krung Thai Bank Public Company,
Ltd. NVDR 942,910
11,993,700 Land and Houses Public Company,
Ltd. NVDR 3,604,304
52,500 PTT Exploration and Production
Public Company, Ltd. NVDR 274,054
Total 10,891,219
Turkey (1.1%)
280,041 BIM Birlesik Magazalar AS 1,856,927
679,122 Haci Omer Sabanci Holding AS 1,412,520
29,807 KOC Holding AS 121,525
80,617 Turk Hava Yollari Anonim Ortakligi
a
591,055
2,519,378 Turkiye Is Bankasi AS 1,461,269
Total 5,443,296
United States (0.5%)
41,860 Yum China Holding, Inc. 2,578,995
Total 2,578,995
Virgin Islands, British (<0.1%)
17,004 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $491,899,096) 488,912,060

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
1,109,650 Thrivent Cash Management Trust $ 1,109,650
Total Collateral Held for
Securities Loaned
(cost $1,109,650) 1,109,650
Shares Short-Term Investments ( 1.1% )
Thrivent Core Short-Term Reserve
Fund
521,038 4.830% 5,210,381
Total Short-Term Investments
(cost $5,210,381) 5,210,381
Total Investments (cost
$498,219,127) 99.6% $495,232,091
Other Assets and Liabilities,
Net 0.4% 1,917,798
Total Net Assets 100.0% $497,149,889
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $27,681,224 or
5.6% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Emerging
Markets Equity Fund as of January 31, 2023 was $17,653 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of January 31, 2023.
Security
Acquisition
Date Cost
China Yuhua Education
Corporation, Ltd.  4/6/2022 $ 27,480
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 1,085,409
Total lending $1,085,409
Gross amount payable upon return of
collateral for securities loaned $1,109,650
Net amounts due to counterparty $24,241
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 51,337,140 12,676,053 37,685,834 975,253
Consumer Discretionary 79,565,056 27,057,917 52,489,486 17,653
Consumer Staples^ 16,261,862 – 16,261,862 0
Energy^ 23,459,635 2,792,781 20,666,759 95
Financials 91,909,526 3,902,579 88,006,945 2
Health Care 26,718,586 666,421 26,040,253 11,912
Industrials 26,618,817 94,252 26,524,565 –
Information Technology 97,942,953 9,039,668 88,903,285 –
Materials^ 50,790,264 9,268,828 41,521,428 8
Real Estate 13,522,365 1,181,133 12,341,232 –
Utilities 10,785,856 3,536,192 7,249,664 –
Subtotal Investments in Securities $488,912,060 $70,215,824 $417,691,313 $1,004,923
Other Investments  * Total
Affiliated Short-Term Investments 5,210,381
Collateral Held for Securities Loaned 1,109,650
Subtotal Other Investments $6,320,031
Total Investments at Value $495,232,091
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 904,158 904,158 – –
Total Asset Derivatives $904,158 $904,158 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$1,796,763 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 235 March 2023 $ 11,369,892 $ 904,158
Total Futures Long Contracts $ 11,369,892 $ 904,158
Total Futures Contracts $ 11,369,892 $904,158

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $4,055 $30,010 $28,855 $5,210 521 1.1%
Total Affiliated Short-Term Investments 4,055 5,210 1.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   1,649 10,533 11,072 1,110 1,110 0.2
Total Collateral Held for Securities Loaned 1,649 1,110 0.2
Total Value $5,704 $6,320
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $ – $56
Total Income/Non Income Cash from Affiliated
Investments $56
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 27
Total Affiliated Income from Securities Loaned, Net $27
Total Value $– $– $ –

International Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Australia (7.0%)
162,811 Aristocrat Leisure, Ltd. $ 3,930,791
407,540 Aurizon Holdings, Ltd. 1,065,214
30,634 Australia and New Zealand
Banking Group, Ltd. 545,176
46,741 BHP Group, Ltd. 1,636,972
7,526 BlueScope Steel, Ltd. 102,628
52,298 Carsales.com, Ltd. 846,719
140,032 Coles Group, Ltd. 1,761,274
31,398 Commonwealth Bank of Australia 2,450,997
153,238 Computershare, Ltd. 2,580,817
31,571 CSL, Ltd. 6,666,242
11,915 Deterra Royalties, Ltd. 41,340
221,236 GWA Group, Ltd. 340,224
212,371 Humm Group, Ltd. 89,567
28,951 JB Hi-Fi, Ltd. 995,410
575,506 Lottery Corporation, Ltd.
a
1,919,404
12,265 Macquarie Group, Ltd. 1,636,264
45,509 Nine Entertainment Company
Holdings, Ltd. 65,844
21,064 Northern Star Resources, Ltd. 187,692
3,029 Premier Investments, Ltd. 59,896
38,548 QBE Insurance Group, Ltd. 376,110
10,062 REA Group, Ltd. 902,278
46,407 Rio Tinto, Ltd. 4,164,445
52,513 SEEK, Ltd. 909,472
8,168 Technology One, Ltd. 84,452
31,939 Westpac Banking Corporation 537,403
Total 33,896,631
Austria (0.3%)
27,790 OMV AG 1,392,002
6,355 Raiffeisen Bank International AG
a
114,340
Total 1,506,342
Belgium (0.8%)
821 D'ieteren Group 156,905
19,978 Groupe Bruxelles Lambert SA 1,709,015
9,936 Solvay SA 1,157,852
8,401 Telenet Group Holding NV 144,808
7,431 UCB SA 610,117
Total 3,778,697
Bermuda (0.2%)
31,500 CK Infrastructure Holdings, Ltd. 175,252
10,700 Jardine Matheson Holdings, Ltd. 567,314
116,000 Road King Infrastructure, Ltd. 57,655
Total 800,221
Canada (11.5%)
33,618 Alimentation Couche-Tard, Inc. 1,535,177
53,084 ARC Resources, Ltd. 616,797
126 ATCO, Ltd. 4,009
27,005 Bank of Nova Scotia 1,461,929
30,821 Bausch Health Companies, Inc.
a,b
237,322
30,398 Baytex Energy Corporation
a
140,733
5,977 Bombardier, Inc.
a
288,709
133,903 Canadian Imperial Bank of
Commerce 6,112,712
56,654 Canadian National Railway
Company 6,743,723
60,084 Canadian Natural Resources, Ltd. 3,687,994
8,509 Canadian Utilities, Ltd. 236,491
80,654 Canadian Western Bank 1,704,551
55,934 CGI, Inc.
a
4,794,042
45,185 Crescent Point Energy Corporation 337,559
Shares Common Stock (97.8%) Value
Canada (11.5%) - continued
8,770 Dollarama, Inc. $ 524,466
1,038 Fairfax Financial Holdings, Ltd. 687,192
14,327 Fortis, Inc.
b
588,672
4,691 Intact Financial Corporation 680,548
9,860 InterRent Real Estate Investment
Trust 106,785
80,276 Laurentian Bank of Canada 2,158,109
6,133 Loblaw Companies, Ltd. 549,437
5,569 Magna International, Inc.
b
361,651
28,682 Northland Power, Inc. 770,429
2,733 Nutrien, Ltd. 226,265
20,137 Pembina Pipeline Corporation 714,492
30,007 Rogers Communications, Inc. 1,458,910
4,465 Royal Bank of Canada 456,920
98,377 Shopify, Inc.
a
4,847,035
6,090 Sun Life Financial, Inc. 306,022
37,238 Suncor Energy, Inc. 1,292,436
141,841 TC Energy Corporation 6,111,566
2,707 TFI International, Inc. 301,492
29,916 Thomson Reuters Corporation 3,558,757
7,781 Toromont Industries, Ltd. 621,580
12,081 Toronto-Dominion Bank 835,878
12,773 Tourmaline Oil Corporation 595,283
1,885 WSP Global, Inc. 240,387
Total 55,896,060
Cayman Islands (0.4%)
6,635 Futu Holdings, Ltd. ADR
a,b
336,793
50,456 Melco Resorts & Entertainment.
Ltd. ADR
a
689,229
176,400 Sands China, Ltd.
a
661,515
9,000 Wharf Real Estate Investment
Company, Ltd. 51,522
27,200 Wynn Macau, Ltd.
a
31,131
Total 1,770,190
Denmark (2.6%)
418 A.P. Moller - Maersk AS, Class B 909,273
5,316 ALK-Abello AS
a
79,411
899 Coloplast AS 108,540
25,609 DSV AS 4,236,500
1,016 Genmab AS
a
398,167
50,214 Novo Nordisk AS 6,949,109
2,512 Topdanmark AS 135,592
Total 12,816,592
Finland (0.6%)
6,012 Neste Oil Oyj 287,386
72,161 Nokia Oyj 342,151
5,376 Sampo Oyj 282,236
146,091 Stora Enso Oyj 2,088,418
362 Tieto Oyj 11,024
2,061 UPM-Kymmene Oyj 74,703
Total 3,085,918
France (9.0%)
32,834 Air Liquide SA 5,228,009
2,743 Alstom SA 81,563
1,407 BioMerieux 143,437
47,349 Bollore SA 264,935
6,927 Bureau Veritas SA 198,052
17,470 Compagnie de Saint-Gobain 1,003,318
22,850 Dassault Systemes SE 849,808
11,290 Eiffage SA 1,205,886
199,053 Engie SA 2,826,516

International Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
France (9.0%) - continued
29,508 Groupe Eurotunnel SA $ 499,090
3,072 Hermes International 5,749,251
11,034 Ipsos SA 715,084
3,637 La Francaise des Jeux SAEM
c
155,619
55,785 Legrand SA 4,956,025
2,181 LNA Sante 74,452
4,497 LVMH Moet Hennessy Louis Vuitton
SE 3,925,755
21,057 Publicis Groupe SA 1,485,347
49,769 Sanofi 4,873,583
313 Sopra Group SA 52,059
19,827 Thales SA 2,622,295
108,775 TotalEnergies SE 6,724,530
Total 43,634,614
Germany (6.7%)
17,809 Allianz SE 4,258,362
55,120 BASF SE 3,160,317
103,419 Bayer AG 6,437,283
6,765 Bayerische Motoren Werke AG 689,112
32,310 Deutsche Boerse AG 5,781,602
24,071 Deutsche Post AG 1,036,413
23,381 Evonik Industries AG 519,723
21,992 Merck KGaA 4,590,334
54,546 Porsche Automobil Holding SE 3,261,657
4,062 SAP SE 481,508
1,309 Scout24 SE
c
76,207
11,524 Siemens AG 1,800,103
27,880 TAG Immobilien AG 238,759
1,404 Volkswagen AG 245,755
Total 32,577,135
Hong Kong (1.9%)
163,000 BOC Hong Kong (Holdings), Ltd. 569,667
330,500 CK Hutchison Holdings, Ltd. 2,103,286
40,000 Hang Lung Properties, Ltd. 75,422
28,400 Hang Seng Bank, Ltd. 472,951
48,000 Henderson Land Development
Company, Ltd. 177,312
75,000 Hong Kong and China Gas
Company, Ltd. 75,302
71,800 Hong Kong Exchanges & Clearing,
Ltd. 3,229,391
30,000 Hysan Development Company, Ltd. 100,934
51,600 Link REIT 413,025
60,000 Melco International Development,
Ltd.
a
78,084
38,000 Sino Land Company, Ltd. 49,380
100,000 Sun Hung Kai Properties, Ltd. 1,418,163
52,000 Swire Pacific, Ltd. 476,522
29,400 Swire Properties, Ltd. 82,631
Total 9,322,070
Ireland (0.1%)
2,061 Flutter Entertainment plc
a
320,140
Total 320,140
Isle of Man (0.1%)
25,118 Entain plc 463,193
Total 463,193
Israel (1.8%)
221,601 Bank Hapoalim, Ltd. 1,994,533
334,580 Bank Leumi Le-Israel BM 2,956,811
Shares Common Stock (97.8%) Value
Israel (1.8%) - continued
7,541 Check Point Software Technologies,
Ltd.
a
$ 959,215
1,533 First International Bank of Israel,
Ltd. 61,924
69,275 Mizrahi Tefahot Bank, Ltd. 2,288,200
3,274 Wix.com, Ltd.
a
284,773
Total 8,545,456
Italy (1.8%)
57,106 A2A SPA 85,972
32,857 Azimut Holding SPA 820,294
14,816 Banca Farmafactoring SPA
c
137,020
48,180 Banca Mediolanum SPA 460,956
660 Brunello Cucinelli SPA 54,971
16,689 Davide Campari-Milano NV 179,023
264,598 Enel SPA 1,557,978
495,538 Intesa Sanpaolo SPA 1,302,898
28,905 Italgas SPA 169,201
78,382 Leonardo SPA 807,186
3,435 Moncler SPA 214,988
4,061 Prysmian SPA 165,841
65,848 Recordati SPA 2,884,690
40,297 Saras SPA
a
69,864
Total 8,910,882
Japan (19.1%)
8,200 Advantest Corporation 587,784
11,000 AGC, Inc. 405,304
15,600 All Nippon Airways Company, Ltd.
a
345,271
14,700 Arcs Company, Ltd. 248,419
6,800 Asahi Group Holdings, Ltd. 224,551
160,200 Astellas Pharma, Inc. 2,358,166
19,600 Chiyoda Company, Ltd. 119,542
6,100 Chugai Pharmaceutical Company,
Ltd. 158,143
13,800 COMSYS Holdings Corporation 263,199
23,800 Daiichi Sankyo Company, Ltd. 747,485
14,100 Daikin Industries, Ltd. 2,449,095
6,100 Daito Trust Construction Company,
Ltd. 602,793
41,500 Daiwa House Industry Company,
Ltd. 996,624
1,200 Denso Corporation 64,807
207,200 Eneos Holdings, Inc. 741,817
4,400 FANUC Corporation 777,435
200 Fast Retailing Company, Ltd. 121,472
8,100 Ferrotec Holdings Corporation 202,878
4,200 Fuji Corporation 69,930
7,100 Fuji Soft, Inc. 423,782
19,300 FUJIFILM Holdings NPV 1,021,379
9,500 Fujitsu, Ltd. 1,352,605
6,800 Hamamatsu Photonics KK 363,326
3,500 Hanwa Company, Ltd. 111,444
15,100 Hitachi, Ltd. 791,881
97,600 Honda Motor Company, Ltd. 2,414,283
20,400 Hoya Corporation 2,243,428
36,300 Iida Group Holdings Company, Ltd. 605,138
39,700 Inaba Denki Sangyo Company, Ltd. 862,516
36,000 Inpex Corporation 395,591
9,100 ITOCHU Corporation 294,129
44,800 ITOCHU Techno-Solutions
Corporation 1,109,136
3,000 Izumi Company, Ltd. 67,925
38,600 Japan Airlines Company, Ltd.
a
818,613

International Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (19.1%) - continued
32,000 Japan Post Holdings Company,
Ltd. $ 280,943
140,600 Japan Tobacco, Inc. 2,867,104
4,900 Kawasaki Kisen Kaisha, Ltd. 102,316
32,100 KDDI Corporation 1,002,915
59 Kenedix Retail REIT Corporation 110,618
7,700 Keyence Corporation 3,544,841
1,200 Kikkoman Corporation 63,471
47,900 Kinden Corporation 549,008
5,700 KOMEDA Holdings Company, Ltd. 105,982
15,100 Kyocera Corporation 783,560
39,900 Kyoei Steel, Ltd. 436,167
400 Lasertec Corporation 75,729
3,900 Lintec Corporation 67,536
51,900 Marubeni Corporation 636,740
16,000 McDonald's Holdings Company
(Japan), Ltd. 632,118
7,400 Ministop Company, Ltd. 80,713
6,600 MISUMI Group, Inc. 166,105
41,000 Mitsubishi Corporation 1,372,924
178,200 Mitsubishi Electric Corporation 1,963,898
385,600 Mitsubishi HC Capital, Inc. 1,968,160
271,300 Mitsubishi UFJ Financial Group,
Inc. 1,987,240
12,600 Mitsuboshi Belting, Ltd. 359,527
15,600 Mitsui & Company, Ltd. 460,243
7,400 Mitsui O.S.K. Lines, Ltd. 183,659
9,900 Mizuho Financial Group, Inc. 154,643
7,700 MS and AD Insurance Group
Holdings, Inc. 246,968
24,700 Murata Manufacturing Company,
Ltd. 1,411,370
15,600 Nidec Corporation 864,534
55,600 Nintendo Company, Ltd. 2,410,694
82,200 Nippon Steel Corporation 1,710,972
5,200 Nippon Telegraph and Telephone
Corporation 155,925
31,700 Nippon Yusen Kabushiki Kaisha 754,107
6,600 Nishimatsu Construction Company,
Ltd. 206,173
7,400 Nitori Holdings Company, Ltd. 979,433
21,300 Nitto Kogyo Corporation 398,727
16,800 Nomura Research Institute, Ltd. 403,327
40,200 NTT Data Corporation 623,558
2,800 Ono Pharmaceutical Company, Ltd. 60,756
12,400 Oracle Corporation Japan 849,485
13,800 Oriental Land Company, Ltd. 2,299,356
40,400 ORIX Corporation 710,353
5,000 Pan Pacific International Holdings
Company 92,466
28,500 Penta-Ocean Construction
Company, Ltd. 142,146
26,000 Recruit Holdings Company, Ltd. 836,167
124,100 Resona Holdings, Inc. 686,735
10,600 Ryoyo Electro Corporation
b
189,473
26,200 Sangetsu Company, Ltd. 460,416
32,600 Secom Company, Ltd. 1,942,172
26,600 Sekisui House, Ltd. 502,720
19,000 Shin-Etsu Chemical Company, Ltd. 2,801,040
18,600 Shionogi & Company, Ltd. 886,374
1,800 SMC Corporation 914,240
58,700 SoftBank Group Corporation 2,778,980
28,800 Sony Group Corporation 2,573,326
19,900 Sumco Corporation 294,854
42,200 Sumitomo Corporation 757,487
Shares Common Stock (97.8%) Value
Japan (19.1%) - continued
53,400 Sumitomo Mitsui Financial Group,
Inc. $ 2,320,822
52,900 Sumitomo Mitsui Trust Holdings,
Inc. 1,927,075
900 Sysmex Corporation 59,747
3,600 Taikisha, Ltd. 98,733
17,100 Taiyo Holdings Company, Ltd. 315,455
4,300 Takara Standard Company, Ltd. 46,927
82,100 Takeda Pharmaceutical Company,
Ltd. 2,581,010
8,700 Terumo Corporation 253,260
39,000 Toagosei Company, Ltd. 353,923
21,400 Tohoku Electric Power Company,
Inc. 115,100
12,800 Tokio Marine Holdings, Inc. 268,092
6,400 Tokyo Electron, Ltd. 2,236,956
3,500 Tokyotokeiba Company, Ltd. 104,338
7,500 Toyo Suisan Kaisha, Ltd. 309,906
246,000 Toyota Motor Corporation 3,612,687
18,300 Tsubakimoto Chain Company 438,078
57,500 TV Asahi Holdings Corporation 595,068
2,100 Yakult Honsha Company, Ltd. 149,915
9,600 Yuasa Trading Company, Ltd. 273,554
333,400 Z Holdings Corporation 970,101
43,900 ZOZO, Inc. 1,138,029
Total 92,429,161
Jersey (0.4%)
15,158 Experian plc 554,320
485,803 Man Group plc 1,494,550
Total 2,048,870
Luxembourg (0.1%)
92,379 B&M European Value Retail SA 510,884
Total 510,884
Netherlands (5.1%)
11,659 Aalberts NV 551,265
900 Adyen NV
a,c
1,360,711
1,337 Akzo Nobel NV 99,586
11,658 ASML Holding NV 7,713,455
24,017 Euronext NV
c
1,946,136
15,523 Ferrari NV 3,878,936
28,309 ForFarmers BV 95,444
592 Heineken Holding NV 48,879
3,550 Heineken NV 354,782
1,379 IMCD NV 218,615
48,776 Koninklijke Ahold Delhaize NV 1,455,810
42,909 QIAGEN NV
a
2,093,226
871 Randstad Holding NV 55,829
166,404 Stellantis NV 2,616,024
5,307 Technip Energies NV 102,888
46,127 Unilever plc 2,341,715
Total 24,933,301
New Zealand (0.1%)
54,392 Contact Energy, Ltd. 273,546
Total 273,546
Norway (2.2%)
249,930 DNB Bank ASA 4,673,582
91,687 Equinor ASA 2,794,314
14,931 Storebrand ASA 129,983

International Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Norway (2.2%) - continued
65,496 Yara International ASA $ 2,910,074
Total 10,507,953
Portugal (0.1%)
92,155 EDP - Energias de Portugal SA 457,848
12,500 Navigator Company SA 43,763
Total 501,611
Singapore (1.4%)
219,900 DBS Group Holdings, Ltd. 6,020,042
187,800 Genting Singapore, Ltd. 142,232
88,200 Keppel Corporation, Ltd. 509,237
50,459 Wing Tai Holdings, Ltd. 59,292
103,700 Yangzijiang Shipbuilding Holdings,
Ltd. 102,233
Total 6,833,036
Spain (1.7%)
73,062 Acerinox SA 791,254
33,832 Banco Bilbao Vizcaya Argentaria
SA 238,981
484,136 CaixaBank SA 2,148,083
34,367 Cia de Distribucion Integral Logista
Holdings SA 931,117
3,029 Endesa SA 60,388
109,986 Industria de Diseno Textil SA 3,433,839
134,151 Mediaset Espana Comunicacion
SA
a
480,653
13,642 Repsol SA 224,094
7,007 Siemens Gamesa Renewable
Energy SA
a
137,715
Total 8,446,124
Sweden (2.4%)
32,951 AB Industrivarden, Class A 872,883
49,168 AB Industrivarden, Class C 1,295,315
68,137 Assa Abloy AB 1,605,053
13,589 Atlas Copco AB, Class A 161,248
10,655 Atlas Copco AB, Class B 112,385
5,958 Avanza Bank Holding AB 137,473
26,353 Boliden AB 1,182,644
6,958 Epiroc AB, Class B 116,007
858 Evolution Gaming Group AB
c
96,432
103,110 Granges AB 862,450
6,719 Hexatronic Group AB 82,700
76,702 Hexpol AB 828,601
6,587 Indutrade AB 146,279
4,203 L E Lundbergforetagen AB 194,629
24,786 NIBE Industrier AB 267,795
5,100 Saab AB 208,786
12,723 Skandinaviska Enskilda Banken AB 154,022
3,535 Skanska AB 62,393
207,323 SSAB AB, Class A 1,481,869
41,640 SSAB AB, Class B 283,763
7,065 Svolder AB 45,804
63 Swedish Orphan Biovitrum AB
a
1,405
28,883 Telefonaktiebolaget LM Ericsson 167,535
9,086 Trelleborg AB 227,191
45,262 Volvo AB, Class B 898,157
Total 11,492,819
Switzerland (9.5%)
9,773 Baloise Holding AG 1,607,394
5,829 Coca-Cola HBC AG 141,653
Shares Common Stock (97.8%) Value
Switzerland (9.5%) - continued
18,487 Compagnie Financiere Richemont
SA $ 2,849,906
4,528 Galenica AG
c
354,124
856,930 Glencore Xstrata plc 5,738,755
20,795 Holcim, Ltd. 1,243,224
19,350 Julius Baer Group, Ltd. 1,241,194
2,071 Lonza Group AG 1,181,385
74,078 Nestle SA 9,038,187
120,715 Novartis AG 10,913,732
7,910 OC Oerlikon Corporation AG 54,308
777 Partners Group Holding AG 729,057
14,922 PSP Swiss Property AG 1,860,233
471 Roche Holding AG, Bearer Shares 172,405
7,847 Roche Holding AG, Participation
Certificates 2,449,601
8,574 Sika AG 2,436,275
2,823 Sonova Holding AG 705,953
1,922 Swiss Life Holding AG 1,137,531
3,266 Tecan Group AG 1,370,656
47,390 UBS Group AG 1,011,558
698 Vontobel Holding AG 49,434
Total 46,286,565
United Kingdom (10.9%)
11,381 AstraZeneca plc 1,491,051
469,383 Auto Trader Group plc
c
3,641,695
37,853 Avacta Group plc
a,b
66,594
23,583 BAE Systems plc 249,651
351,750 Barclays plc 808,599
20,095 Beazley plc 165,370
652,154 BP plc 3,939,170
86,734 British American Tobacco plc 3,324,840
15,517 Bunzl plc 569,647
539 Coca-Cola European Partners plc 30,303
14,887 Compass Group plc 355,620
723 Croda International plc 61,626
117,470 Diageo plc 5,136,498
41,754 Evraz plc
a,d
5
41,386 GSK plc 726,946
186,441 Halma plc 4,963,807
683,021 HSBC Holdings plc 5,032,729
82,631 Imperial Brands plc 2,072,898
50,652 InterContinental Hotels Group plc 3,516,440
7,308 Lancashire Holdings, Ltd. 56,411
13,234 London Stock Exchange Group plc 1,211,504
130,200 Moneysupermarket.com Group plc 383,314
10,939 Next plc 895,621
39,939 PageGroup plc 224,841
19,219 Paragon Banking Group plc 142,402
31,611 Redde Northgate plc 169,137
134,880 RELX plc 4,007,135
3,655 Rio Tinto plc 286,191
66,143 Sage Group plc 635,479
254,958 Shell plc 7,484,991
5,988 Spirax-Sarco Engineering plc 855,337
38,469 Standard Chartered plc 323,124
4,041 TORM plc 102,341
Total 52,931,317
Total Common Stock
(cost $417,952,572) 474,519,328
Shares Preferred Stock ( 0.9% )
Germany (0.9%)
2,869 Bayerische Motoren Werke AG 271,805

International Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.9%) Value
Germany (0.9%) - continued
29,257 Volkswagen AG $ 4,057,658
Total 4,329,463
Total Preferred Stock
(cost $4,322,554) 4,329,463
Shares
Collateral Held for Securities
Loaned ( 0.3% )
1,744,594 Thrivent Cash Management Trust 1,744,594
Total Collateral Held for
Securities Loaned
(cost $1,744,594) 1,744,594
Shares Short-Term Investments ( 0.2% )
Thrivent Core Short-Term Reserve
Fund
96,689 4.830% 966,895
Total Short-Term Investments
(cost $966,895) 966,895
Total Investments (cost
$424,986,615) 99.2% $481,560,280
Other Assets and Liabilities,
Net 0.8% 3,706,741
Total Net Assets 100.0% $485,267,021
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $7,767,944 or
1.6% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 1,682,615
Total lending $1,682,615
Gross amount payable upon return of
collateral for securities loaned $1,744,594
Net amounts due to counterparty $61,979
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 19,288,949 – 19,288,949 –
Consumer Discretionary 58,678,895 1,050,880 57,628,015 –
Consumer Staples 32,009,999 30,303 31,979,696 –
Energy 37,755,848 – 37,755,848 –
Financials 90,370,784 336,793 90,033,991 –
Health Care 64,928,134 237,322 64,690,812 –
Industrials 69,004,194 – 69,004,194 –
Information Technology 45,684,614 6,091,023 39,593,591 –
Materials 42,523,537 226,265 42,297,267 5
Real Estate 6,877,670 – 6,877,670 –
Utilities 7,396,704 – 7,396,704 –
Preferred Stock
Consumer Discretionary 4,329,463 – 4,329,463 –
Subtotal Investments in Securities $478,848,791 $7,972,586 $470,876,200 $5
Other Investments  * Total
Affiliated Short-Term Investments 966,895
Collateral Held for Securities Loaned 1,744,594
Subtotal Other Investments $2,711,489
Total Investments at Value $481,560,280
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

International Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 300,759 300,759 – –
Total Asset Derivatives $300,759 $300,759 $– $–
The following table presents International Equity Fund's futures contracts held as of January 31, 2023. Investments and/or cash totaling
$1,306,968 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 53 March 2023 $ 5,314,591 $ 300,759
Total Futures Long Contracts $ 5,314,591 $ 300,759
Total Futures Contracts $ 5,314,591 $300,759
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $1,206 $24,379 $24,618 $967 97 0.2%
Total Affiliated Short-Term Investments 1,206 967 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,639 12,437 14,331 1,745 1,745 0.3
Total Collateral Held for Securities Loaned 3,639 1,745 0.3
Total Value $4,845 $2,712
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $– $20
Total Income/Non Income Cash from Affiliated Investments $20
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (8.7%)
122,942 Activision Blizzard, Inc. $ 9,413,669
46,055 Alphabet, Inc., Class C
a
4,599,513
22,109 Charter Communications, Inc.
a
8,496,710
476,890 Comcast Corporation 18,765,622
81,077 Electronic Arts, Inc. 10,432,988
76,115 T-Mobile US, Inc.
a
11,364,731
645,069 Verizon Communications, Inc. 26,815,518
11,380 Walt Disney Company
a
1,234,616
Total 91,123,367
Consumer Discretionary (4.7%)
48,808 Dollar General Corporation 11,401,549
18,764 Home Depot, Inc. 6,082,726
67,462 McDonald's Corporation 18,039,339
24,020 Murphy USA, Inc. 6,534,160
12,683 Ulta Beauty, Inc.
a
6,518,555
Total 48,576,329
Consumer Staples (13.8%)
48,484 Church & Dwight Company, Inc. 3,920,416
166,763 Coca-Cola Company 10,225,907
56,921 Colgate-Palmolive Company 4,242,322
7,550 Costco Wholesale Corporation 3,859,107
3,561 Flowers Foods, Inc. 98,604
90,371 General Mills, Inc. 7,081,472
18,322 Hershey Company 4,115,121
288,612 Kellogg Company 19,793,011
80,989 Kraft Heinz Company 3,282,484
551,189 Kroger Company 24,599,565
26,154 Lancaster Colony Corporation 5,019,214
326,586 Mondelez International, Inc. 21,371,788
76,401 PepsiCo, Inc. 13,066,099
18,301 Post Holdings, Inc.
a
1,737,680
86,375 Procter & Gamble Company 12,298,073
62,737 Walmart, Inc. 9,025,972
Total 143,736,835
Energy (1.4%)
45,804 Phillips 66 4,592,767
324,685 Williams Companies, Inc. 10,467,844
Total 15,060,611
Financials (9.1%)
5,508 AMERISAFE, Inc. 303,381
24,433 Aon plc 7,786,309
45,811 Arthur J. Gallagher & Company 8,966,129
30,227 Banc of California, Inc. 526,554
32,803 Berkshire Hathaway, Inc.
a
10,218,791
6,462 BlackRock, Inc. 4,906,015
106,382 Cboe Global Markets, Inc. 13,072,220
5,484 Citigroup, Inc. 286,375
9,292 Customers Bancorp, Inc.
a
282,198
16,784 Employers Holdings, Inc. 736,314
18,299 FactSet Research Systems, Inc. 7,739,379
3,778 Financial Institutions, Inc. 93,354
142,874 Hartford Financial Services Group,
Inc. 11,088,451
4,186 Hometrust Bancshares, Inc. 113,022
82 Lakeland Financial Corporation 5,798
407 MarketAxess Holdings, Inc. 148,087
2,407 Marsh & McLennan Companies,
Inc. 421,008
22,106 Moody's Corporation 7,134,712
188,337 Nasdaq, Inc. 11,336,004
32,847 NMI Holdings, Inc.
a
763,036
Shares Common Stock (99.8%) Value
Financials (9.1%) - continued
2,601 Progressive Corporation $ 354,646
3,698 Safety Insurance Group, Inc. 312,074
31,830 T. Rowe Price Group, Inc. 3,707,240
57,438 W.R. Berkley Corporation 4,028,701
Total 94,329,798
Health Care (20.1%)
149,190 Abbott Laboratories 16,492,954
127,491 Allogene Therapeutics, Inc.
a,b
984,230
29,787 Amgen, Inc. 7,518,239
20,264 AMN Healthcare Services, Inc.
a
1,942,102
238,850 Baxter International, Inc. 10,913,056
25,282 Biogen, Inc.
a
7,354,534
2,866 Bio-Rad Laboratories, Inc.
a
1,339,740
195,652 Bristol-Myers Squibb Company 14,214,118
9,413 Danaher Corporation 2,488,609
26,571 Eli Lilly and Company 9,144,410
181,384 Gilead Sciences, Inc. 15,225,373
48,948 Hologic, Inc.
a
3,982,899
179,405 Johnson & Johnson 29,318,365
289,103 Merck & Company, Inc. 31,052,553
22,932 Regeneron Pharmaceuticals, Inc.
a
17,393,234
2,764 Thermo Fisher Scientific, Inc. 1,576,392
19,293 UnitedHealth Group, Inc. 9,630,873
66,159 Vertex Pharmaceuticals, Inc.
a
21,375,973
21,719 Waters Corporation
a
7,136,429
Total 209,084,083
Industrials (11.4%)
57,180 3M Company 6,580,274
75,043 Booz Allen Hamilton Holding
Corporation 7,102,070
13,121 Cintas Corporation 5,822,313
219,557 CSX Corporation 6,788,702
69,201 Expeditors International of
Washington, Inc. 7,484,088
30,643 IDEX Corporation 7,344,514
9,227 L3Harris Technologies, Inc. 1,982,144
17,662 Northrop Grumman Corporation 7,913,283
2,765 Old Dominion Freight Line, Inc. 921,409
175,641 Pentair plc 9,726,999
51,601 Republic Services, Inc. 6,440,837
40,202 United Parcel Service, Inc. 7,446,616
70,719 Verisk Analytics, Inc. 12,856,007
21,241 Waste Connections, Inc. 2,822,929
175,877 Waste Management, Inc. 27,213,448
Total 118,445,633
Information Technology (19.6%)
8,695 Accenture plc 2,426,340
18,340 Adobe, Inc.
a
6,792,036
49,887 Adtran Holdings, Inc. 941,368
80,360 Apple, Inc. 11,595,144
82,581 Arista Networks, Inc.
a
10,406,858
46,525 Automatic Data Processing, Inc. 10,505,810
12,876 Cadence Design Systems, Inc.
a
2,354,119
371,223 Cisco Systems, Inc. 18,067,423
125,746 Fiserv, Inc.
a
13,414,583
27,426 Fortinet, Inc.
a
1,435,477
67,063 Global Payments, Inc. 7,559,341
58,263 International Business Machines
Corporation 7,849,774
31,902 Jack Henry & Associates, Inc. 5,745,231
110,653 Keysight Technologies, Inc.
a
19,845,616
40,708 Mastercard, Inc. 15,086,385

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (19.6%) - continued
13,427 Microsoft Corporation $ 3,327,345
39,335 Motorola Solutions, Inc. 10,109,488
32,137 Oracle Corporation 2,842,839
50,388 Paychex, Inc. 5,837,954
29,784 Paycom Software, Inc.
a
9,648,229
4,146 Salesforce, Inc.
a
696,404
16,406 Silicon Laboratories, Inc.
a
2,574,265
26,651 Skyworks Solutions, Inc. 2,922,815
116,482 Texas Instruments, Inc. 20,641,775
5,917 Tyler Technologies, Inc.
a
1,909,830
18,177 VeriSign, Inc.
a
3,963,495
22,370 Visa, Inc. 5,149,798
Total 203,649,742
Materials (1.6%)
219 Celanese Corporation 26,981
6,949 CF Industries Holdings, Inc. 588,580
306,490 Newmont Corporation 16,222,516
Total 16,838,077
Real Estate (1.4%)
40,401 National Storage Affiliates Trust 1,648,361
41,643 Public Storage, Inc. 12,673,630
Total 14,321,991
Utilities (8.0%)
39,994 Avista Corporation 1,595,761
210,422 Consolidated Edison, Inc. 20,055,321
57,308 Dominion Energy, Inc. 3,647,081
142,905 Duke Energy Corporation 14,640,617
66,214 Edison International, Inc. 4,562,145
86,498 Entergy Corporation 9,366,003
153,538 Evergy, Inc. 9,619,156
288,674 NiSource, Inc. 8,010,704
40,313 NorthWestern Corporation 2,289,778
61,212 OGE Energy Corporation 2,406,856
10,057 Pinnacle West Capital Corporation 749,749
37,858 Sempra Energy 6,069,773
Total 83,012,944
Total Common Stock
(cost $930,307,991) 1,038,179,410
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
830,025 Thrivent Cash Management Trust 830,025
Total Collateral Held for
Securities Loaned
(cost $830,025) 830,025
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
129,570 4.830% 1,295,698
Total Short-Term Investments
(cost $1,295,698) 1,295,698
Total Investments (cost
$932,433,714) 100.0% $1,040,305,133
Other Assets and Liabilities, Net
<0.1% 157,929
Total Net Assets 100.0% $1,040,463,062
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Low Volatility Equity
Fund as of January 31, 2023:
Securities Lending Transactions
Common Stock $ 788,212
Total lending $788,212
Gross amount payable upon return of
collateral for securities loaned $830,025
Net amounts due to counterparty $41,813

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 91,123,367 91,123,367 – –
Consumer Discretionary 48,576,329 48,576,329 – –
Consumer Staples 143,736,835 143,736,835 – –
Energy 15,060,611 15,060,611 – –
Financials 94,329,798 94,329,798 – –
Health Care 209,084,083 209,084,083 – –
Industrials 118,445,633 118,445,633 – –
Information Technology 203,649,742 203,649,742 – –
Materials 16,838,077 16,838,077 – –
Real Estate 14,321,991 14,321,991 – –
Utilities 83,012,944 83,012,944 – –
Subtotal Investments in Securities $1,038,179,410 $1,038,179,410 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,295,698
Collateral Held for Securities Loaned 830,025
Subtotal Other Investments $2,125,723
Total Investments at Value $1,040,305,133
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $1,086 $9,291 $ 9,081 $1,296 130 0.1%
Total Affiliated Short-Term Investments 1,086 1,296 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 2,488 1,658 830 830 0.1
Total Collateral Held for Securities Loaned – 830 0.1
Total Value $1,086 $2,126
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $– $23
Total Income/Non Income Cash from Affiliated Investments $23
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 0.7% )
a
Value
Enterprise Fleet Financing, LLC
$ 10,420,351
5.148% ,11/20/2023, Ser.
2022-4
b
$ 10,416,769
Westlake Automobile Receivables
Trust
20,000,000
5.046% ,1/16/2024, Ser.
2023-1A
b
20,004,844
Total 30,421,613
Principal
Amount Basic Materials ( 1.5% )
a
Value
BASF SE
25,000,000 4.750% ,3/29/2023
b
24,810,713
Nutrien, Ltd.
20,000,000 4.820% ,2/22/2023
b
19,941,810
20,000,000 4.800% ,3/8/2023
b
19,904,120
Total 64,656,643
Principal
Amount Capital Goods ( 5.1% )
a
Value
Amcor Finance USA, Inc.
25,000,000 4.900% ,2/2/2023
b,c
24,993,542
25,000,000 4.800% ,2/6/2023
b,c
24,980,125
Amcor Flexibles North America,
Inc.
22,000,000 4.800% ,2/3/2023
b,c
21,991,546
9,000,000 4.770% ,2/14/2023
b,c
8,983,077
Caterpillar Financial Services
Corporation
19,809,000
5.116% (LIBOR 3M +
0.510%),5/15/2023
d
19,822,754
John Deere Canada, ULC
15,000,000 4.360% ,2/6/2023
b,c
14,988,935
20,000,000 4.380% ,2/13/2023
b,c
19,967,782
John Deere Capital Corporation
12,471,000
5.273% (LIBOR 3M +
0.550%),6/7/2023
d
12,481,511
19,450,000
4.420% (SOFRRATE +
0.120%),7/10/2023
d
19,431,340
Parker-Hannifin Corporation
25,000,000 4.880% ,2/16/2023
b
24,948,489
5,000,000 4.850% ,3/3/2023
b
4,979,777
Waste Management, Inc.
25,000,000 4.880% ,2/16/2023
b,c
24,947,645
Total 222,516,523
Principal
Amount Communications Services ( 0.7% )
a
Value
AT&T, Inc.
25,300,000 4.850% ,3/29/2023
b
25,106,198
5,000,000 4.850% ,3/30/2023
b
4,960,995
Total 30,067,193
Principal
Amount Consumer Cyclical ( 14.9% )
a
Value
American Honda Finance
Corporation
25,000,000 4.750% ,2/3/2023
c
24,990,331
25,000,000 4.820% ,2/10/2023
c
24,966,986
25,000,000 4.860% ,2/13/2023
c
24,957,046
25,000,000 4.780% ,2/16/2023
c
24,947,089
25,000,000 4.870% ,3/27/2023
c
24,815,521
25,000,000 4.950% ,4/10/2023
c
24,765,448
BMW US Capital, LLC
14,075,000 3.800% ,4/6/2023
b
14,050,045
Principal
Amount Consumer Cyclical (14.9%)
a
Value
Charta, LLC
$ 25,000,000 4.700% ,3/7/2023
b,c
$ 24,888,875
10,000,000 4.820% ,4/6/2023
b,c
9,916,168
8,000,000 4.800% ,5/12/2023
b,c
7,893,299
Hyundai Capital America
25,000,000 4.700% ,2/6/2023
b,c
24,980,496
26,000,000 4.690% ,2/7/2023
b,c
25,976,188
25,000,000 4.680% ,2/10/2023
b,c
24,967,236
25,000,000 4.760% ,2/22/2023
b,c
24,927,430
25,000,000 4.850% ,2/27/2023
b,c
24,910,713
19,129,000 0.800% ,4/3/2023
b
18,997,584
Mercedes-Benz Finance North
America, LLC
25,000,000 4.540% ,2/1/2023
b,c
24,996,848
25,000,000 4.670% ,2/8/2023
b,c
24,973,817
25,000,000 4.670% ,2/10/2023
b,c
24,967,236
Toyota Credit Canada, Inc.
25,000,000 4.610% ,2/28/2023
c
24,911,333
25,000,000 4.640% ,3/7/2023
c
24,888,511
25,000,000 4.670% ,3/14/2023
c
24,865,542
20,000,000 4.950% ,5/5/2023
c
19,751,422
Toyota Motor Credit Corporation
10,000,000
5.050% (SOFRRATE +
0.750%),12/11/2023
d
10,025,640
VW Credit, Inc.
25,000,000 4.720% ,2/3/2023
b,c
24,990,425
4,307,000 4.750% ,3/6/2023
b,c
4,287,544
24,550,000 4.850% ,3/9/2023
b,c
24,429,063
25,000,000 4.808% ,3/10/2023
b,c
24,873,413
11,000,000 4.870% ,3/13/2023
b,c
10,939,779
15,000,000 4.830% ,3/24/2023
b,c
14,895,068
20,000,000 4.850% ,3/27/2023
b,c
19,851,714
Total 654,597,810
Principal
Amount Consumer Non-Cyclical ( 6.4% )
a
Value
AstraZeneca plc
20,000,000 4.700% ,3/6/2023
b
19,911,732
25,000,000 4.700% ,3/13/2023
b
24,866,266
10,000,000 4.850% ,4/5/2023
b
9,915,218
Avery Dennison Corporation
7,850,000 4.970% ,3/28/2023
b
7,790,813
Merck & Company, Inc.
10,000,000 2.800% ,5/18/2023 9,932,360
Mondelez International, Inc.
21,000,000 4.810% ,2/6/2023
b
20,983,616
21,000,000 4.810% ,2/7/2023
b
20,980,768
8,100,000 4.600% ,2/8/2023
b
8,091,531
25,000,000 4.750% ,2/28/2023
b
24,908,514
Philip Morris International, Inc.
5,217,000 2.625% ,3/6/2023 5,206,790
Reckitt Benckiser Treasury Services
plc
50,450,000 4.755% ,2/27/2023
b,c
50,272,731
25,000,000 4.920% ,3/23/2023
b,c
24,828,371
Roche Holdings, Inc.
25,000,000
4.630% (SOFRRATE +
0.330%),9/11/2023
b,d
25,001,495
Stanley Black & Decker, Inc.
13,430,000 4.500% ,2/23/2023
b
13,390,719
Zoetis, Inc.
16,856,000 3.250% ,2/1/2023 16,856,000
Total 282,936,924

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Energy ( 2.6% )
a
Value
BP Capital Markets plc
$ 50,000,000 4.565% ,3/1/2023
b,c
$ 49,812,950
Chevron Corporation
5,000,000 1.141% ,5/11/2023 4,950,685
31,525,000
5.530% (LIBOR 3M +
0.900%),5/11/2023
d
31,616,123
Chevron USA, Inc.
25,000,000
4.850% (LIBOR 3M +
0.200%),8/11/2023
d
24,995,758
Exxon Mobil Corporation
5,000,000 2.726% ,3/1/2023 4,996,477
Total 116,371,993
Principal
Amount Financials ( 32.3% )
a
Value
ANZ New Zealand International,
Ltd. of London
10,000,000 1.900% ,2/13/2023
b
9,990,337
Australia & New Zealand Banking
Group, Ltd.
25,000,000
4.670% (SOFRRATE +
0.370%),4/28/2023
b,d
25,010,823
20,000,000
4.630% (SOFRRATE +
0.330%),7/5/2023
b,d
20,002,672
Bank of Montreal
6,287,000
4.980% (SOFRINDX +
0.680%),3/10/2023
d
6,289,450
Bank of Montreal Chicago
15,000,000
4.800% (SOFRRATE +
0.500%),5/5/2023
d
15,011,750
Bank of Nova Scotia
25,000,000
4.850% (SOFRRATE +
0.550%),5/22/2023
b,d
25,025,179
10,000,000
4.770% (SOFRRATE +
0.470%),10/5/2023
b,d
10,007,845
Bank of Nova Scotia/Houston
25,000,000
4.820% (SOFRRATE +
0.520%),3/14/2023
d
25,010,766
Barclays Bank plc
25,000,000 4.780% ,5/15/2023
b,c
24,662,072
10,000,000 4.970% ,6/16/2023
b,c
9,817,382
Barton Capital SA
9,793,000 4.680% ,2/24/2023
b,c
9,763,229
25,000,000 4.660% ,3/21/2023
b,c
24,842,860
10,000,000 4.700% ,4/3/2023
b,c
9,919,366
BPCE SA
4,906,000 4.750% ,5/8/2023
b
4,843,276
CAFCO, LLC
25,000,000 4.750% ,3/23/2023
b,c
24,836,906
Chariot Funding, LLC
25,000,000
4.850% (SOFRRATE +
0.550%),2/1/2023
b,d
25,000,342
15,000,000 4.680% ,2/10/2023
b
14,981,325
25,000,000 4.600% ,3/6/2023
b
24,892,121
Ciesco, LLC
15,000,000 4.850% ,5/4/2023
b,c
14,817,177
10,000,000 5.000% ,7/10/2023
b,c
9,782,356
Citibank NA
25,000,000
4.750% (SOFRRATE +
0.450%),5/25/2023
d
25,012,960
Citigroup Global Markets Holdings,
Inc./U.S.
25,000,000
5.080% (SOFRRATE +
0.780%),7/10/2023
d
25,017,633
Principal
Amount Financials (32.3%)
a
Value
Citigroup Global Markets, Inc.
$ 25,000,000
4.950% (SOFRRATE +
0.650%),9/21/2023
b,d
$ 25,023,756
CRC Funding, LLC
10,000,000 4.800% ,5/19/2023
b,c
9,855,940
Credit Agricole SA/London
5,000,000 3.750% ,4/24/2023
b
4,986,563
Goldman Sachs Bank USA/New
York, NY
25,000,000
4.580% (SOFRRATE +
0.280%),2/3/2023
d
25,000,447
25,000,000
4.600% (SOFRRATE +
0.300%),2/17/2023
d
25,002,047
Goldman Sachs Group, Inc.
25,309,000
5.442% (LIBOR 3M +
0.750%),2/23/2023
d
25,318,357
16,000,000 0.523% ,3/8/2023 15,930,566
GTA Funding, LLC
25,000,000 4.840% ,4/10/2023
b
24,776,852
10,000,000 4.950% ,5/12/2023
b
9,866,652
Healthpeak Properties, Inc.
25,000,000 5.060% ,2/7/2023
b
24,976,958
10,000,000 5.000% ,2/28/2023
b
9,962,706
Jupiter Securitization Company,
LLC
25,000,000
4.750% (SOFRRATE +
0.450%),4/6/2023
b,c,d
24,999,986
Liberty Street Funding, LLC
10,000,000 4.850% ,3/28/2023
b,c
9,927,558
15,000,000 4.850% ,4/6/2023
b,c
14,873,115
20,000,000 4.845% ,4/12/2023
b,c
19,814,966
25,000,000 4.830% ,5/26/2023
b,c
24,612,514
LMA-Americas, LLC
25,000,000 4.570% ,2/17/2023
b,c
24,946,733
Manhattan Asset Funding
Company, LLC
5,975,000 4.850% ,5/10/2023
b,c
5,897,757
Mizuho Bank, Ltd.
25,000,000
5.100% (SOFRRATE +
0.800%),4/27/2023
d
25,039,746
MUFG Bank, Ltd.
15,000,000
4.840% (SOFRRATE +
0.540%),3/17/2023
d
15,006,977
National Australia Bank, Ltd.
25,000,000
4.700% (SOFRRATE +
0.400%),2/24/2023
b,d
25,004,303
Nederlandse Waterschapsbank NV
15,000,000 4.555% ,3/9/2023
b
14,929,500
25,000,000 4.700% ,4/12/2023
b
24,770,680
10,000,000 4.650% ,4/13/2023
b
9,906,960
New York Life Global Funding
20,225,000
4.520% (SOFRRATE +
0.220%),2/2/2023
b,d
20,225,000
6,802,000
4.490% (SOFRRATE +
0.190%),6/30/2023
b,d
6,798,832
10,118,000
4.660% (SOFRINDX +
0.360%),10/21/2023
b,d
10,125,779
11,804,000
4.610% (SOFRRATE +
0.310%),4/26/2024
b,d
11,797,437
Nordea Bank Abp/New York, NY
25,000,000
4.880% (SOFRRATE +
0.580%),8/31/2023
d
25,045,375
Old Line Funding, LLC
15,000,000 4.900% ,5/19/2023
b,c
14,784,720

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (32.3%)
a
Value
$ 25,000,000
4.780% (SOFRRATE +
0.480%),6/21/2023
b,c,d
$ 25,012,273
25,000,000 4.900% ,6/28/2023
b,c
24,494,847
25,000,000
4.650% (SOFRRATE +
0.350%),7/11/2023
b,c,d
25,002,205
25,000,000
4.640% (SOFRRATE +
0.340%),8/4/2023
b,c,d
24,999,999
Pacific Life Short Term Funding,
LLC
9,500,000 4.320% ,2/3/2023
b
9,496,563
8,600,000 4.650% ,3/2/2023
b
8,567,463
3,100,000 4.600% ,3/16/2023
b
3,082,673
8,500,000 4.740% ,3/31/2023
b
8,435,808
17,800,000 4.830% ,4/17/2023
b
17,625,151
Protective Life Corporation
15,000,000 4.700% ,2/2/2023
b
14,996,114
Royal Bank of Canada
10,000,000
5.050% (SOFRRATE +
0.750%),7/27/2023
b,d
10,021,307
15,913,000
5.442% (LIBOR 3M +
0.660%),10/5/2023
d
15,920,548
13,910,000
4.600% (SOFRINDX +
0.300%),1/19/2024
d
13,877,690
Royal Bank of Canada/New York,
NY
15,000,000
4.800% (SOFRRATE +
0.500%),10/4/2023
b,d
15,020,850
Skandinaviska Enskilda Banken AB
14,000,000
5.081% (LIBOR 3M +
0.320%),9/1/2023
b,d
13,993,813
Standard Chartered Bank/New York
10,000,000 5.390% ,7/14/2023 10,017,781
Sumitomo Mitsui Banking
Corporation/New York
25,000,000
4.700% (SOFRRATE +
0.400%),3/22/2023
d
25,005,344
15,000,000
4.730% (SOFRRATE +
0.430%),3/28/2023
d
15,004,505
Sumitomo Mitsui Trust Bank, Ltd./
New York
25,000,000 4.780% ,2/28/2023 25,004,436
10,000,000 4.830% ,5/1/2023 10,001,182
15,000,000
4.580% (SOFRRATE +
0.280%),5/15/2023
d
15,004,743
Svenska Handelsbanken/New York,
NY
15,000,000
4.540% (SOFRRATE +
0.240%),2/15/2023
d
15,000,755
10,000,000
5.030% (SOFRRATE +
0.730%),8/3/2023
d
10,024,140
Toronto-Dominion Bank
15,000,000
4.800% (SOFRRATE +
0.500%),3/6/2023
b,d
15,005,260
5,169,000
5.438% (LIBOR 3M +
0.640%),7/19/2023
d
5,178,161
Toronto-Dominion Holdings USA,
Inc.
15,000,000
4.550% (SOFRRATE +
0.250%),2/9/2023
d
15,000,473
15,000,000
4.780% (FEDL 1M +
0.450%),5/15/2023
d
15,010,494
15,000,000
4.950% (SOFRRATE +
0.650%),7/3/2023
d
15,026,971
Principal
Amount Financials (32.3%)
a
Value
Truist Bank
$ 11,000,000
5.010% (SOFRRATE +
0.730%),3/9/2023
d
$ 11,007,084
9,055,000
4.500% (SOFRRATE +
0.200%),1/17/2024
d
9,031,680
UDR, Inc.
15,000,000 4.710% ,2/16/2023
b,c
14,968,440
25,000,000 4.800% ,3/1/2023
b,c
24,903,998
Westpac Banking Corporation
5,000,000
5.326% (LIBOR 3M +
0.720%),5/15/2023
d
5,006,023
4,199,000
5.506% (LIBOR 3M +
0.770%),2/26/2024
d
4,204,786
Westpac Banking Corporation NZ,
Ltd./London
16,174,000 4.804% ,3/27/2023
b,c
16,062,137
Total 1,419,762,306
Principal
Amount Technology ( 0.9% )
a
Value
Oracle Corporation
27,960,000 4.740% ,2/23/2023
b
27,875,649
9,795,000 4.790% ,3/3/2023
b
9,755,071
Total 37,630,720
Principal
Amount
U.S. Government & Agencies
( 7.0% )
a
Value
Federal Home Loan Bank
30,000,000
4.325% (SOFRRATE +
0.025%),2/6/2023
d
29,999,845
15,000,000
4.350% (SOFRRATE +
0.050%),2/27/2023
d
15,000,048
10,000,000
4.330% (SOFRRATE +
0.030%),2/28/2023
d
9,999,893
15,000,000
4.355% (SOFRRATE +
0.055%),3/10/2023
d
15,000,233
25,000,000
4.330% (SOFRRATE +
0.030%),3/21/2023
d
24,999,721
15,000,000
4.340% (SOFRRATE +
0.040%),3/27/2023
d
15,000,069
50,000,000
4.355% (SOFRRATE +
0.055%),4/3/2023
d
50,001,796
10,000,000
4.360% (SOFRRATE +
0.060%),4/18/2023
d
10,000,622
20,000,000
4.350% (SOFRRATE +
0.050%),6/27/2023
d
19,999,848
20,000,000
4.350% (SOFRRATE +
0.050%),6/27/2023
d
19,999,848
3,330,000
4.370% (SOFRRATE +
0.070%),12/14/2023
d
3,329,474
U.S. International Development
Finance Corporation
9,764,617
4.900% (T-BILL 3M +
FLAT),2/7/2023
d
9,764,617
3,700,000 0.950% ,4/23/2023 3,763,873
3,111,109
4.550% (T-BILL 3M +
FLAT),5/15/2026
d
3,111,109
7,174,800
4.600% (T-BILL 3M +
FLAT),9/2/2031
d
7,174,800
11,752,136
4.550% (T-BILL 3M +
FLAT),3/15/2032
d
11,752,136
12,072,649
4.550% (T-BILL 3M +
FLAT),6/15/2032
d
12,072,649

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(7.0%)
a
Value
U.S. Treasury Notes
$ 50,000,000
4.666% (USBMMY 3M +
0.037%),7/31/2024
d
$ 49,982,488
Total 310,953,069
Principal
Amount U.S. Municipals ( 1.0% )
a
Value
Austin, TX
9,200,000 4.550% ,3/8/2023
c
9,200,000
California State
20,010,000 4.520% ,3/2/2023
c
20,025,172
Los Angeles County Metropolitan
Transportation Auth.
15,000,000 4.550% ,3/2/2023
c
15,008,671
Total 44,233,843
Principal
Amount Utilities ( 28.6% )
a
Value
Ameren Illinois Company
25,000,000 4.750% ,2/21/2023 24,930,773
American Electric Power Company,
Inc.
21,350,000 4.720% ,2/8/2023
b
21,327,639
25,000,000 4.850% ,2/15/2023
b
24,950,719
13,650,000 4.850% ,3/6/2023
b
13,588,339
15,000,000 4.800% ,3/13/2023
b
14,917,880
25,000,000 4.900% ,3/16/2023
b
24,852,814
25,000,000 5.000% ,3/27/2023
b
24,814,642
Baltimore Gas and Electric
Company
25,000,000 4.800% ,2/27/2023 24,910,712
25,000,000 4.800% ,2/28/2023 24,907,347
CenterPoint Energy, Inc.
8,000,000 4.790% ,2/2/2023
b
7,997,961
10,000,000 4.800% ,2/6/2023
b
9,992,165
25,000,000 4.808% ,2/7/2023
b
24,977,007
9,750,000 4.750% ,2/9/2023
b
9,738,471
10,000,000 4.790% ,2/13/2023
b
9,982,916
18,700,000 4.760% ,2/14/2023
b
18,665,595
5,000,000 4.780% ,2/23/2023
b
4,984,820
20,000,000 4.780% ,2/27/2023
b
19,928,570
4,000,000 4.800% ,3/3/2023
b
3,983,560
15,000,000 4.800% ,3/9/2023
b
14,926,108
Consolidated Edison Company of
New York, Inc.
25,000,000 4.670% ,2/15/2023
b
24,950,719
25,000,000 4.880% ,2/24/2023
b
24,920,867
25,000,000 4.750% ,3/1/2023
b
24,904,340
DTE Electric Company
25,000,000 4.620% ,2/9/2023 24,969,856
4,935,000 4.730% ,2/24/2023 4,919,264
DTE Energy Company
25,000,000 4.720% ,2/13/2023
b,c
24,957,335
Duke Energy Corporation
15,000,000 4.590% ,2/7/2023
b
14,986,321
14,873,000 4.670% ,2/16/2023
b
14,841,707
34,000,000 4.717% ,2/22/2023
b
33,901,305
Enbridge US, Inc.
24,750,000 4.930% ,2/1/2023
b,c
24,746,743
25,000,000 4.820% ,2/2/2023
b,c
24,993,383
25,000,000 4.820% ,2/21/2023
b,c
24,928,527
25,000,000 4.860% ,2/28/2023
b,c
24,904,567
Eversource Energy
25,000,000 4.650% ,2/7/2023
b
24,977,785
25,000,000 4.630% ,2/8/2023
b
24,974,600
Principal
Amount Utilities (28.6%)
a
Value
$ 25,000,000 4.720% ,2/24/2023
b
$ 24,923,350
Florida Power & Light Company
25,905,000
4.550% (SOFRINDX +
0.250%),5/10/2023
d
25,878,572
ITC Holdings Corporation
6,000,000 4.750% ,2/8/2023
b
5,993,716
22,000,000 4.750% ,2/13/2023
b
21,962,455
19,600,000 4.780% ,2/17/2023
b
19,556,166
National Rural Utilities Cooperative
Finance Corporation
25,000,000 4.610% ,2/1/2023 24,997,003
20,500,000 4.750% ,2/14/2023 20,464,269
25,000,000 4.710% ,2/22/2023 24,931,311
Nextera Energy Capital Holdings,
Inc.
25,000,000 4.630% ,2/6/2023
b,c
24,980,333
25,000,000 4.770% ,3/2/2023
b,c
24,900,625
8,940,000 4.810% ,3/6/2023
b,c
8,899,616
11,375,000 4.760% ,3/7/2023
b,c
11,322,060
25,000,000 4.780% ,3/9/2023
b,c
24,876,847
Northern States Power Company/
MN
7,500,000 4.700% ,2/7/2023
b
7,493,131
PPL Electric Utilities Corporation
25,000,000
4.974% (LIBOR 3M +
0.250%),9/28/2023
d
24,904,105
San Diego Gas & Electric Company
7,810,000 4.700% ,2/8/2023
b
7,801,631
Sempra Energy
15,000,000 4.700% ,2/14/2023
b
14,972,367
19,000,000 4.700% ,2/15/2023
b
18,962,467
Southern Company Gas Capital
Corporation
16,895,000 4.720% ,2/16/2023
b,c
16,859,078
Southern Power Company
21,000,000 4.700% ,2/9/2023
b
20,975,246
TransCanada PipeLines, Ltd.
25,000,000 5.000% ,2/1/2023
b
24,996,848
25,000,000 4.910% ,2/2/2023
b
24,993,657
25,000,000 5.000% ,2/21/2023
b
24,930,773
11,500,000 5.000% ,2/22/2023
b
11,466,618
15,000,000 5.100% ,3/6/2023
b
14,932,241
Union Electric Company
15,000,000 4.630% ,2/6/2023 14,988,318
25,000,000 4.710% ,2/13/2023 24,957,497
25,000,000 4.750% ,2/21/2023 24,931,167
25,000,000 4.700% ,2/23/2023 24,924,579
Virginia Electric and Power
Company
25,000,000 4.770% ,2/17/2023 24,945,848
Total 1,258,977,251
Total Investments (cost
$4,472,768,581) 101.7% $4,473,125,888
Other Assets and Liabilities,
Net (1.7)% (75,567,660)
Total Net Assets 100.0% $4,397,558,228

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2023, the value of these investments was $2,886,190,818 or
65.6% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as
of January 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 30,421,613 – 30,421,613 –
Basic Materials 64,656,643 – 64,656,643 –
Capital Goods 222,516,523 – 222,516,523 –
Communications Services 30,067,193 – 30,067,193 –
Consumer Cyclical 654,597,810 – 654,597,810 –
Consumer Non-Cyclical 282,936,924 – 282,936,924 –
Energy 116,371,993 – 116,371,993 –
Financials 1,419,762,306 – 1,419,762,306 –
Technology 37,630,720 – 37,630,720 –
U.S. Government & Agencies 310,953,069 – 310,953,069 –
U.S. Municipals 44,233,843 – 44,233,843 –
Utilities 1,258,977,251 – 1,258,977,251 –
Total Investments at Value $4,473,125,888 $– $4,473,125,888 $–

Small Cap Value Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.2% ) Value
Communications Services (0.4%)
155,634 Imax Corporation
a
$ 2,645,778
Total 2,645,778
Consumer Discretionary (12.9%)
252,962 Cedar Fair, LP 10,609,226
737,959 Everi Holdings, Inc.
a
12,818,348
91,056 Grand Canyon Education, Inc.
a
10,613,487
52,672 Lear Corporation 7,678,524
81,056 Meritage Homes Corporation
a
8,728,921
79,270 Papa John's International, Inc. 7,109,726
238,088 Tapestry, Inc. 10,849,670
34,841 Wyndham Hotels & Resorts, Inc. 2,700,526
170,297 Zumiez, Inc.
a
4,398,772
Total 75,507,200
Consumer Staples (4.5%)
29,740 Casey's General Stores, Inc. 7,015,964
226,029 Hain Celestial Group, Inc.
a
4,638,115
71,963 Lamb Weston Holdings, Inc. 7,188,384
481,668 Primo Water Corporation 7,538,104
Total 26,380,567
Energy (6.8%)
170,410 Helmerich & Payne, Inc. 8,254,660
337,345 Magnolia Oil & Gas Corporation 7,964,716
587,012 NOV, Inc. 14,346,573
650,798 TechnipFMC plc
a
9,039,584
Total 39,605,533
Financials (20.8%)
201,481 Banner Corporation 13,062,013
508,757 Berkshire Hills Bancorp, Inc. 15,796,905
284,709 Cadence Bank 7,282,856
274,051 Columbia Banking System, Inc. 8,470,916
413,445 Eastern Bankshares, Inc. 6,685,406
190,829 Equitable Holdings, Inc. 6,119,886
259,661 Federated Hermes, Inc. 10,204,677
778,200 First Commonwealth Financial
Corporation 11,447,322
50,283 Houlihan Lokey, Inc. 4,981,537
720,009 Old National Bancorp 12,600,158
100,314 RLI Corporation 13,286,589
126,849 Wintrust Financial Corporation 11,602,878
Total 121,541,143
Health Care (5.8%)
89,990 Acadia Healthcare Company, Inc.
a
7,560,960
229,218 Envista Holdings Corporation
a
8,937,210
73,941 Halozyme Therapeutics, Inc.
a
3,827,926
79,544 Ionis Pharmaceuticals, Inc.
a
3,171,419
183,755 NuVasive, Inc.
a
8,379,228
57,354 Progyny, Inc.
a
1,972,404
Total 33,849,147
Industrials (17.5%)
243,263 AAR Corporation
a
12,513,449
131,956 Air Lease Corporation 5,934,061
146,736 Barnes Group, Inc. 6,494,535
54,519 Crane Holdings, Company 6,319,297
39,274 Curtiss-Wright Corporation 6,511,629
336,310 Dun & Bradstreet Holdings, Inc. 4,926,942
45,197 Forward Air Corporation 4,874,497
183,238 Greenbrier Companies, Inc. 5,665,719
153,502 IAA, Inc.
a
6,405,639
Shares Common Stock (94.2%) Value
Industrials (17.5%) - continued
163,326 Kirby Corporation
a
$ 11,560,214
158,421 ManpowerGroup, Inc. 13,807,974
632,074 Resources Connection, Inc. 10,915,918
45,254 WESCO International, Inc.
a
6,743,299
Total 102,673,173
Information Technology (6.6%)
97,285 Ciena Corporation
a
5,060,766
348,048 Knowles Corporation
a
6,692,963
11,809 Littelfuse, Inc. 3,031,252
89,214 MKS Instruments, Inc. 9,128,377
86,778 Plexus Corporation
a
8,329,820
397,742 TTM Technologies, Inc.
a
6,252,504
Total 38,495,682
Materials (9.7%)
75,295 AptarGroup, Inc. 8,707,114
59,879 Ashland, Inc. 6,542,978
134,164 Berry Plastics Group, Inc. 8,281,944
211,348 Carpenter Technology Corporation 10,205,995
93,902 Compass Minerals International,
Inc. 4,381,467
113,202 Ingevity Corporation
a
9,332,373
281,527 Summit Materials, Inc.
a
9,250,977
Total 56,702,848
Real Estate (6.4%)
99,014 Agree Realty Corporation 7,389,415
553,341 Cushman and Wakefield plc
a
7,984,711
160,881 Healthcare Realty Trust, Inc. 3,463,768
415,926 Independence Realty Trust, Inc. 7,831,886
93,958 National Storage Affiliates Trust 3,833,486
410,272 Pebblebrook Hotel Trust 6,728,461
Total 37,231,727
Utilities (2.8%)
114,298 Black Hills Corporation 8,272,889
110,867 Spire, Inc. 8,006,815
Total 16,279,704
Total Common Stock
(cost $505,299,989) 550,912,502
Shares
Registered Investment
Companies ( 2.9% ) Value
Unaffiliated  (2.9%)
111,811 iShares Russell 2000 Value Index
Fund 17,003,099
Total 17,003,099
Total Registered Investment
Companies (cost $16,243,163) 17,003,099
Shares Short-Term Investments ( 2.9% ) Value
Thrivent Core Short-Term Reserve
Fund
1,673,487 4.830% 16,734,869
Total Short-Term Investments
(cost $16,734,870) 16,734,869
Total Investments (cost
$538,278,022) 100.0% $584,650,470
Other Assets and Liabilities, Net
(<0.1%) (168,533)
Total Net Assets 100.0% $584,481,937

Small Cap Value Fund
Schedule of Investments as of January 31, 2023
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2023, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,645,778 2,645,778 – –
Consumer Discretionary 75,507,200 75,507,200 – –
Consumer Staples 26,380,567 26,380,567 – –
Energy 39,605,533 39,605,533 – –
Financials 121,541,143 121,541,143 – –
Health Care 33,849,147 33,849,147 – –
Industrials 102,673,173 102,673,173 – –
Information Technology 38,495,682 38,495,682 – –
Materials 56,702,848 56,702,848 – –
Real Estate 37,231,727 37,231,727 – –
Utilities 16,279,704 16,279,704 – –
Registered Investment Companies
Unaffiliated 17,003,099 17,003,099 – –
Subtotal Investments in Securities $567,915,601 $567,915,601 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 16,734,869
Subtotal Other Investments $16,734,869
Total Investments at Value $584,650,470
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2022
Gross
Purchases
Gross
Sales
Value
1/31/2023
Shares Held at
1/31/2023
% of Net
Assets
1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $17,148 $19,528 $19,941 $16,735 1,673 2.9%
Total Affiliated Short-Term Investments 17,148 16,735 2.9
Total Value $17,148 $16,735
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2022
- 1/31/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.830% $– $– $– $193
Total Income/Non Income Cash from Affiliated Investments $193
Total $– $– $–

Notes to Schedule of Investments
as of January 31, 2023
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market Fund seeks to maintain a stable
net asset value of $1.00 per share, pursuant to procedures
established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Thrivent Money Market
Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market Fund will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage

Notes to Schedule of Investments
as of January 31, 2023
(unaudited)

the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 31, 2023, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned

Notes to Schedule of Investments
as of January 31, 2023
(unaudited)

securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
As of January 31, 2023, the value of securities on loan is as follows:
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.
Fund Securities on Loan
Emerging Markets Debt $ 6,108,878
Emerging Markets Equity 1,085,409
International Equity 1,682,615
Low Volatility Equity 788,212